UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                   Report to Stockholders.

ANNUAL REPORT

TCW Galileo Funds

US Fixed Income Funds

Core Fixed Income

High Yield Bond

Money Market

Short Term Bond

Total Return Bond

October 31, 2005

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

Table of Contents	October 31, 2005
Letter To Shareholders	1

Management Discussions	2

Schedules of Investments:

TCW Galileo Money Market Fund	10

TCW Galileo Core Fixed Income Fund	13

TCW Galileo High Yield Bond Fund	24

TCW Galileo Short Term Bond Fund	33

TCW Galileo Total Return Bond Fund	37

Statements of Assets and Liabilities	43

Statements of Operations	44

Statements of Changes in Net Assets	45

Notes to Financial Statements	47

Financial Highlights	56

Report of Independent Registered Public Accounting Firm	64

Shareholder Expenses	65

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	67

Directors and Officers	68

(THIS PAGE INTENTIONALLY LEFT BLANK)

U.S. FIXED INCOME

To Our Valued Shareholders

We are pleased to submit the October 31, 2005 annual reports for the TCW Galileo Funds.

The TCW Galileo Funds continue to provide our clients with targeted investment strategies featuring competitive expense ratios with no front-end loads or deferred sales charges. In the pages that follow we have provided detailed information and analysis outlining the performance of each of our funds.

On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Galileo Funds, I invite you to visit our web site at www.tcw.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

Sincerely,

Alvin R. Albe, Jr.
President and Chief Executive Officer

U.S. FIXED INCOME

TCW Galileo Core Fixed Income Fund

Management Discussions

For the year ended October 31, 2005, the TCW Galileo Core Fixed Income Fund (the "Fund") posted a gain of 0.26% and 0.01% on its I Class and N Class shares respectively. The performance of the Fund's two classes varies because of differing expenses. The Fund's benchmark returned 1.13%.

Over the 12-month period ended October 31, 2005, yields on most U.S. Treasuries increased, particularly at the short end of the curve. Strong overseas demand for long U.S. Treasuries kept long term rates lower than one might expect in a scenario of Fed rate hikes. Yields on 3- and 6-month Treasury bills rose 198 and 209 basis points, respectively, to 3.88% and 4.21%. Further out on the curve, the rate increases were less pronounced. The yield on the 2-year U.S. Treasury rose 182 basis points to 4.37%, while the yield on the 10-year U.S. Treasury rose only 53 basis points to 4.55%. The yield spread between the 2-year U.S. Treasury and the 10-year U.S. Treasury tightened from 148 basis points to 18 basis points.

The Federal Open Market Committee remained committed to its measured pace of rate increases in the face of moderate levels of core inflation and growth, raising rates in increments of 25 basis points eight times in the 12 month period ending October 31, 2005. Real GDP grew at an annualized rate of 3.8% in the third quarter due to strong final sales and weak inventory growth, while the core Price Consumption Expenditure Index in September posted a 2.0% year over year increase. Activity in the housing sector was robust in the face of rising interest rates. Existing home sales and new home sales remained at or close to record highs for most of the past 12 months. However, there have been recent indications of a slowdown in home price appreciation and some measures of housing sector activity have posted declines.

Rising rates dampened returns throughout the fixed income market. The mortgage sector was one of the top performing fixed income asset classes over the past 12 months. The Lehman Mortgage Index posted a total rate of return of 1.75%, exceeding the 1.13% return of the Lehman Aggregate Index and the 0.83% return of the Lehman Government/Credit Index. AAA-rated securities and longer maturities were top performing sub-sectors of the high grade fixed income market. Within the mortgage sector, Ginnie Mae securities earned the highest returns due to strong foreign demand and limited supply.

The high yield market generated a positive absolute return in the face of rising short term interest rates, selling pressure related to credit rating downgrades of General Motors and Ford, and soaring energy prices exacerbated by Hurricane Katrina. After a solid start to the year credit spreads widened in Spring 2005 as investors reacted to the potential fallout from rating agency downgrades in the automotive sector. Investor clarity following the downgrade of General Motors and orderly absorption of this supply provided the catalysts for a Summer 2005 rally. The rally was relatively short lived as record high energy prices dampened investor sentiment. The high yield market remained weak following an isolated pick up in defaults in the automotive and airline sectors.

During the third quarter, we made a modification to our view on Europe. Although productive output in both the United Kingdom and the rest of Europe continue to lag potential, we expect no further cuts by the Bank of England and in fact have ratcheted up our expectations of a tightening move by the European Central Bank. Both of these factors have been incorporated into our most recent portfolio adjustments. Within Asia, we have become much more constructive on Japan. The recovery that we have been monitoring there for several quarters seems to have solidified within our base/best case outcomes. This recovery has been grounded both in broad economic stabilization as well as the political clarity that has emerged post September elections.

U.S. FIXED INCOME

TCW Galileo Core Fixed Income Fund

TCW Galileo Core Fixed Income Fund - I Class

TCW Galileo Core Fixed Income Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

U.S. FIXED INCOME

TCW Galileo High Yield Bond Fund

Management Discussions

For the year ended October 31, 2005, the TCW Galileo High Yield Bond Fund (the "Fund") posted a gain of 1.74% and 1.21% on its I Class and N Class shares, respectively. The performance of the Fund's two classes varies because of differing expenses. The Fund's benchmark returned 3.50% during the same period.

The high yield market generated a positive absolute return in the face of rising short term interest rates, selling pressure related to credit rating downgrades of General Motors and Ford, and soaring energy prices exacerbated by Hurricane Katrina. After a solid start to the year credit spreads widened in Spring 2005 as investors reacted to the potential fallout from rating agency downgrades in the automotive sector. Investor clarity following the downgrade of General Motors and orderly absorption of this supply provided the catalysts for a Summer 2005 rally. The rally was relatively short lived as record high energy prices dampened investor sentiment. The high yield market remained weak following an isolated pick up in defaults in the automotive and airline sectors.

The Fund's performance was helped by good security selection and benefited from positive credit events such as credit rating upgrades, M&A activity, and tender offers. The Fund's performance was adversely affected by heavy fund outflows in the volatile Spring sell off. Additionally, a flatter yield curve drove performance of lower yielding, longer maturity issuers that the Fund typically underweights given these issues generally fail to offer appropriate compensation for the risks incurred.

The relative value of the high yield market remains intact given current income, attractive credit spreads, and favorable economic conditions. The Fund's well diversified portfolio is largely comprised of BB and B issuers that generate a high level of current income while preserving principal. The Fund primarily invests in below investment grade companies with strong credit profiles that display good prospects for improved operating results and the potential for credit rating upgrades.

TCW Galileo High Yield Bond Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

U.S. FIXED INCOME

TCW Galileo High Yield Bond Fund

TCW Galileo High Yield Bond Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

U.S. FIXED INCOME

TCW Galileo Short Term Bond Fund

Management Discussions

TCW Galileo Short Term Bond Fund (the "Fund") earned a total rate of return of 1.55% for the fiscal year ended October 31, 2005 on its I Class shares. The return for the Fund's benchmark, the Citigroup One Year Treasury Index was 1.61% for the same period.

Over the 12 month period ending October 31, 2005, yields on most U.S. Treasuries increased, particularly at the short end of the curve. Strong overseas demand for long U.S. Treasuries kept long term rates lower than one might expect in a scenario of Fed rate hikes. Yields on 3- and 6-month Treasury bills rose 198 and 209 basis points, respectively, to 3.88% and 4.21%. Further out on the curve, the rate increases were less pronounced. The yield on the 2-year U.S. Treasury rose 182 basis points to 4.37%, while the yield on the 10-year U.S. Treasury rose only 53 basis points to 4.55%. The yield spread between the 2-year U.S. Treasury and the 10-year U.S. Treasury tightened from 148 basis points to 18 basis points.

The Federal Open Market Committee remained committed to its measured pace of rate increases in the face of moderate levels of core inflation and growth, raising rates in increments of 25 basis points eight times in the 12 month period ending October 31, 2005. Real GDP grew at an annualized rate of 3.8% in the third quarter due to strong final sales and weak inventory growth, while the core Price Comsumption Expenditure Index in September posted a 2.0% year over year increase. Activity in the housing sector was robust in the face of rising interest rates. Existing home sales and new home sales remained at or close to record highs for most of the past 12 months. However, there have been recent indications of a slowdown in home price appreciation and some measures of housing sector activity have posted declines.

Rising rates dampened returns throughout the fixed income market. The mortgage sector was one of the top performing fixed income asset classes over the past 12 months. The Lehman Mortgage Index posted a total rate of return of 1.75%, exceeding the 1.13% return of the Lehman Aggregate Index and the 0.83% return of the Lehman Government/Credit Index. AAA-rated securities and longer maturities were top performing sub-sectors of the high grade fixed income market. Within the mortgage sector, Ginnie Mae securities earned the highest returns due to strong foreign demand and limited supply.

Low mortgage rates and the proliferation of innovative mortgage loans to enhance housing affordability helped maintain double digit levels of home price appreciation in some regions of the U.S. over the past year. Negative headlines related to housing bubbles, underwriting practices and certain types of mortgage loans increased demand for agency issued MBS securities and AAA-rated securities. Increased demand for mortgage product from overseas and from the CDO sector, offset spread widening pressures arising from credit concerns. The national average of Freddie Mac's 30-year fixed mortgage rate increased over 60 basis points, rising from 5.70% at the beginning of November 2004 to 6.31% a year later. The increase in mortgage rates was accompanied by a decline in refinancing activity and prepayment activity, which extended the duration of the Lehman Mortgage Index from 2.73 years at the end of October 2004 to 3.80 years a year later.

Most sub sectors of the mortgage market appear fully valued at the moment. The exposure of the MBS universe to refinancing activity is currently at its lowest level in almost five years. Prepayments are expected to continue to trend lower as mortgage rates rise. The impact of Hurricane Katrina is expected to be minimal due to the low concentration of disaster-zone properties in most mortgage pools. Legislators continue to pursue tighter regulation of both Fannie Mae and Freddie Mac, which should enhance the financial strength and performance of these entities going forward. We remain highly selective in our search for new assets. We are currently finding value in short reset adjustable rate mortgages and discount 30-year fixed rate pass-throughs which have benefited from rapid prepayments over the past few months. We remain diligent in our emphasis on structure and collateral as a means of limiting exposure to all types of risk.

U.S. FIXED INCOME

TCW Galileo Short Term Bond Fund

TCW Galileo Short Term Bond Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

U.S. FIXED INCOME

TCW Galileo Total Return Bond Fund

Management Discussions

TCW Galileo Total Return Bond Fund (the "Fund") earned a total rate of return of 2.37% for the fiscal year ended October 31, 2005 on its I Class shares. The return for the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, was 1.13% for the same period. The N class shares earned a total rate of return of 2.14%. The performance of the Fund's two classes varies because of differing expenses.

Over the 12 month period ending October 31, 2005, yields on most U.S. Treasuries increased, particularly at the short end of the curve. Strong overseas demand for long U.S. Treasuries kept long term rates lower than one might expect in a scenario of Fed rate hikes. Yields on 3- and 6-month Treasury bills rose 198 and 209 basis points, respectively, to 3.88% and 4.21%. Further out on the curve, the rate increases were less pronounced. The yield on the 2-year U.S. Treasury rose 182 basis points to 4.37%, while the yield on the 10-year U.S. Treasury rose only 53 basis points to 4.55%. The yield spread between the 2-year U.S. Treasury and the 10-year U.S. Treasury tightened from 148 basis points to 18 basis points.

The Federal Open Market Committee remained committed to its measured pace of rate increases in the face of moderate levels of core inflation and growth, raising rates in increments of 25 basis points eight times in the 12 month period ending October 31, 2005. Real GDP grew at an annualized rate of 3.8% in the third quarter due to strong final sales and weak inventory growth, while the core Price Comsumption Expenditure Index in September posted a 2.0% year over year increase. Activity in the housing sector was robust in the face of rising interest rates. Existing home sales and new home sales remained at or close to record highs for most of the past 12 months. However, there have been recent indications of a slowdown in home price appreciation and some measures of housing sector activity have posted declines.

Rising rates dampened returns throughout the fixed income market. The mortgage sector was one of the top performing fixed income asset classes over the past 12 months. The Lehman Mortgage Index posted a total rate of return of 1.75%, exceeding the 1.13% return of the Lehman Aggregate Index and the 0.83% return of the Lehman Government/Credit Index. AAA-rated securities and longer maturities were top performing sub-sectors of the high grade fixed income market. Within the mortgage sector, Ginnie Mae securities earned the highest returns due to strong foreign demand and limited supply.

Low mortgage rates and the proliferation of innovative mortgage loans to enhance housing affordability helped maintain double digit levels of home price appreciation in some regions of the U.S. over the past year. Negative headlines related to housing bubbles, underwriting practices and certain types of mortgage loans increased demand for agency issued MBS securities and AAA-rated securities. Increased demand for mortgage product from overseas and from the CDO sector, offset spread widening pressures arising from credit concerns. The national average of Freddie Mac's 30-year fixed mortgage rate increased over 60 basis points, rising from 5.70% at the beginning of November 2004 to 6.31% a year later. The increase in mortgage rates was accompanied by a decline in refinancing activity and prepayment activity, which extended the duration of the Lehman Mortgage Index from 2.73 years at the end of October 2004 to 3.80 years a year later.

Most sub sectors of the mortgage market appear fully valued at the moment. The exposure of the MBS universe to refinancing activity is currently at its lowest level in almost five years. Prepayments are expected to continue to trend lower as mortgage rates rise. The impact of Hurricane Katrina is expected to be minimal due to the low concentration of disaster-zone properties in most mortgage pools. Legislators continue to pursue tighter regulation of both Fannie Mae and Freddie Mac, which should enhance the financial strength and performance of these entities going forward. We remain highly selective in our search for new assets. We are currently finding value in short reset adjustable rate mortgages and discount 30-year fixed rate pass-throughs which have benefited from rapid prepayments over the past few months. We remain diligent in our emphasis on structure and collateral as a means of limiting exposure to all types of risk.

U.S. FIXED INCOME

TCW Galileo Total Return Bond Fund

TCW Galileo Total Return Bond Fund - I Class

TCW Galileo Total Return Bond Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

U.S. FIXED INCOME

TCW Galileo Money Market Fund

Schedule of Investments

Principal Amount	Fixed Income Securities	Value
	Agency Securities (11.6% of Net Assets)
$10,000,000	Federal Home Loan Bank, 2.5%, due 11/02/05	$10,000,000
5,000,000	Federal Home Loan Bank, 3.9%, due 07/12/06	5,000,000
20,000,000	Federal Home Loan Mortgage Corp., 3.702%, due 11/07/05	19,999,958
5,000,000	Federal Home Loan Mortgage Corp., 4.25%, due 10/23/06	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.555%, due 11/21/06	5,000,000
10,000,000	Federal National Mortgage Association, 3.678%, due 12/09/05	9,999,218
10,000,000	Federal National Mortgage Association, 3.776%, due 01/09/06	9,999,069
5,000,000	Federal National Mortgage Association, 4.05%, due 08/14/06	4,999,266
	Total Agency Securities (Cost: $69,997,511)	69,997,511
	Commercial Paper (52.6%)
10,000,000	Abbey National North America LLC, 3.84%, due 11/03/05	9,997,867
15,000,000	Abbey National North America LLC, 3.91%, due 11/02/05	14,998,371
10,000,000	American Express Credit Corp., 3.92%, due 11/10/05	9,990,202
10,000,000	American Express Credit Corp., 3.95%, due 11/15/05	9,984,639
15,000,000	American Honda Finance Corp., 3.97%, due 11/07/05	14,990,075
8,700,000	Barclays U.S. Funding Corp., 3.98%, due 11/15/05	8,686,534
4,800,000	Barclays U.S. Funding Corp., 4.02%, due 12/12/05	4,778,024
20,000,000	BNP Paribas Finance, Inc., 4.03%, due 11/01/05	20,000,000
30,000,000	BP Amoco Capital PLC, 4.02%, due 11/01/05	30,000,000
20,000,000	ChevronTexaco Funding Corp., 3.75%, due 11/01/05	20,000,000
10,000,000	Danske Corp., 3.79%, due 11/02/05	9,998,947
5,000,000	Danske Corp., 3.79%, due 11/04/05	4,998,421
5,200,000	Danske Corp., 3.88%, due 11/07/05	5,196,637
20,000,000	First Data Corp., 3.97%, due 11/10/05	19,980,150
5,410,000	HBOS Treasury Services, 3.79%, due 11/04/05	5,408,291
3,100,000	HBOS Treasury Services, 3.93%, due 11/22/05	3,092,893
25,000,000	HSBC Finance Corp., 3.96%, due 11/04/05	24,991,750
5,000,000	ING (US) Funding LLC, 3.78%, due 11/02/05	4,999,475
10,000,000	LaSalle Bank Corp., 3.82%, due 11/03/05	9,997,878
10,000,000	LaSalle Bank Corp., 3.83%, due 11/01/05	10,000,000
10,000,000	Prudential Funding LLC, 3.84%, due 11/03/05	9,997,867
5,000,000	Prudential Funding LLC, 3.86%, due 11/03/05	4,998,928
30,000,000	Rabobank USA Finance Corp., 4.02%, due 11/01/05	30,000,000
5,000,000	Toyota Motor Credit Corp., 3.85%, due 11/03/05	4,998,931
10,000,000	Toyota Motor Credit Corp., 3.9%, due 11/18/05	9,981,583
4,150,000	UBS Finance Delaware LLC, 3.81%, due 11/02/05	4,149,561
12,550,000	UBS Finance Delaware LLC, 4.04%, due 11/01/05	12,550,000
	Total Commercial Paper (Cost: $318,767,024)	318,767,024
	Corporate Fixed Income Securities (35.8%)
6,000,000	American General Finance Corp., 4.18%, due 01/06/06	6,001,152
1,000,000	American General Finance Corp., 5.875%, due 12/15/05	1,001,963
10,000,000	American General Finance Corp., 5.875%, due 07/14/06	10,123,188
5,000,000	Bank of America Corp., 4.75%, due 10/15/06	5,005,042
15,000,000	Bank One Corp., 4.036%, due 02/27/06	15,011,106
5,000,000	Bank One Corp., 6.5%, due 02/01/06	5,034,897
6,000,000	Citigroup, Inc., 3.97%, due 09/01/06	6,006,057

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Money Market Fund

  October 31, 2005

Principal Amount	Fixed Income Securities	Value
	Corporate Fixed Income Securities (Continued)
$13,500,000	Citigroup, Inc., 4.015%, due 03/20/06	$13,507,547
10,000,000	General Electric Capital Corp., 3.947%, due 02/06/06	10,006,415
10,000,000	General Electric Capital Corp., 6.8%, due 11/01/05	10,000,000
13,750,000	Goldman Sachs Group, Inc., 4.02%, due 02/21/06	13,759,249
5,000,000	Goldman Sachs Group, Inc., 4.129%, due 08/01/06	5,002,667
5,000,000	Goldman Sachs Group, Inc., 4.37%, due 07/28/06	5,005,961
5,000,000	International Lease Finance Corp., 5.75%, due 10/15/06	5,059,049
12,400,000	Merrill Lynch & Co., Inc., 0%, due 12/14/05	12,357,844	*
1,920,000	Merrill Lynch & Co., Inc., 2.47%, due 03/10/06	1,912,164
5,000,000	Merrill Lynch & Co., Inc., 2.94%, due 01/30/06	4,995,539
5,000,000	Merrill Lynch & Co., Inc., 4.58%, due 01/13/06	5,004,640
20,000,000	Morgan Stanley, 4.25%, due 03/27/06	20,024,844
2,400,000	Morgan Stanley, 6.3%, due 01/15/06	2,414,564
4,745,000	Paccar Financial Corp., 2.5%, due 08/01/06	4,696,741
10,000,000	Paccar Financial Corp., 3.681%, due 06/05/06	9,997,498
10,000,000	Suntrust Bank, 3.961%, due 03/24/06	10,001,886
10,000,000	Toyota Motor Credit Corp., 3.791%, due 06/05/06	10,003,189
20,000,000	Wells Fargo & Co., 3.861%, due 03/03/06	20,008,851
5,000,000	Wells Fargo & Co., 5.9%, due 05/21/06	5,057,469
	Total Corporate Fixed Income Securities (Cost: $216,999,522)	216,999,522
	Total Fixed Income Securities (Cost: $605,764,057) (100.0%)	605,764,057
	Other Short-Term Investments (Cost: $52,939) (0.0%)
52,939	Investors Bank & Trust Depository Reserve, 2.76%	52,939
	Total Investments (Cost: $605,816,996) (100.0%)	605,816,996
	Excess of Other Assets over Liabilities (0.0%)	68,995
	Net Assets (100.0%)	$605,885,991

  Notes to the Schedule of Investments:

*  Zero coupon security. Security was purchased with an average yield of 2.97%.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Money Market Fund

Investments by Industry*

Industry	Percentage of Net Assets
U.S. Government Securities	11.6%
Automotive	6.5
Banking & Financial Services	73.7
Chemicals	3.3
Commercial Services	4.1
Insurance	0.8
Short-Term Investments	0.0 **
Total	100.0%

  *  These classifications are unaudited.

  **  Value rounds to less than 0.1% of net assets

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Core Fixed Income Fund

Schedule of Investments  October 31, 2005

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds
	Advertising (0.1% of Net Assets)
$25,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	$27,687
5,000	Bear Creek Corp., (144A), 8.87%, due 03/01/12	5,050	*
25,000	Bear Creek Corp., (144A), 9%, due 03/01/13	25,562	*
	Total Advertising	58,299
	Aerospace/Defense (0.5%)
50,000	Goodrich Corp., 7.625%, due 12/15/12	56,520
50,000	Lockheed Martin Corp., 8.5%, due 12/01/29	67,739
50,000	Northrop Grumman Corp., 7.75%, due 02/15/31	62,860
125,000	Textron Financial Corp., 4.6%, due 05/03/10	122,734
	Total Aerospace/Defense	309,853
	Airlines (0.1%)
25,000	CHC Helicopter Corp., (144A), 7.375%, due 05/01/14	25,125	*
10,000	Petroleum Helicopters, Inc., 9.375%, due 05/01/09	10,500
	Total Airlines	35,625
	Automotive (0.5%)
125,000	Daimler-Chrysler N.A., 7.2%, due 09/01/09	132,031
20,000	Dana Corp., 5.85%, due 01/15/15	14,800
5,000	Dura Operating Corp., 8.625%, due 04/15/12	4,250
65,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	62,867
40,000	General Motors Acceptance Corp., 8%, due 11/01/31	41,213	†
5,000	General Motors Corp., 8.375%, due 07/15/33	3,675	†
30,000	Keystone Automotive Operations, Inc., 9.75%, due 11/01/13	29,100
30,000	Navistar International Corp., 7.5%, due 06/15/11	28,500
	Total Automotive	316,436
	Banking & Financial Services (4.3%)
150,000	Asian Development Bank (Supranational), 6.75%, due 06/11/07	155,275
150,000	Bank of America Corp., 5.875%, due 02/15/09	154,074
30,000	CCM Merger, Inc., (144A), 8%, due 08/01/13	29,850	*
125,000	Citigroup, Inc., 4.125%, due 02/22/10	120,872
37,000	Consolidated Communications Illinois Holdings, Inc./Texas Holdings, Inc., Senior Note, 9.75%, due 04/01/12	38,572
100,000	Countrywide Home Loans, Inc., 5.625%, due 05/15/07	100,979
125,000	Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10	120,595
35,000	Dollarama Group LP (Canada), (144A), 8.875%, due 08/15/12	33,687	*†
100,000	First Union National Bank, 7.8%, due 08/18/10	111,404
30,000	Ford Motor Credit Co., 7%, due 10/01/13	27,519	†
125,000	General Electric Capital Corp., 5.875%, due 02/15/12	129,967
125,000	Goldman Sachs Group, Inc., 6.65%, due 05/15/09	131,207
100,000	Household Finance Corp., 5.75%, due 01/30/07	101,132
175,000	International Bank of Reconstruction & Development (Supranational), 4.125%, due 06/24/09	172,848
125,000	International Lease Finance Corp., 5.875%, due 05/01/13	128,597
125,000	JP Morgan Chase & Co., 3.8%, due 10/02/09	119,614

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Banking & Financial Services (Continued)
$75,000	Korea Development Bank, 5.75%, due 09/10/13	$77,077
125,000	Lehman Brothers Holdings, Inc., 3.95%, due 11/10/09	119,897
125,000	Merrill Lynch & Co., Inc., 4.25%, due 02/08/10	120,801
50,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	64,280
75,000	PNC Funding Corp., 5.25%, due 11/15/15	73,834
40,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	40,800
45,000	SunGard Data Systems, Inc., (144A), 9.125%, due 08/15/13	46,012	*
30,000	Technical Olympic USA, Inc., 9%, due 07/01/10	30,075
125,000	US Bank National Association, 6.3%, due 02/04/14	134,181
125,000	Washington Mutual, Inc., 4.2%, due 01/15/10	120,670
125,000	Wells Fargo & Co., 6.45%, due 02/01/11	132,754
25,000	Western Financial Bank, 9.625%, due 05/15/12	28,312
	Total Banking & Financial Services	2,664,885
	Beverages, Food & Tobacco (0.5%)
20,000	Dole Food Co., Inc., 8.625%, due 05/01/09	20,550
57,000	General Mills, Inc., 6%, due 02/15/12	59,434
50,000	Kellogg Co., 7.45%, due 04/01/31	61,064
75,000	Kraft Foods, Inc., 5.25%, due 10/01/13	74,599
50,000	United Agri Products, Inc., 8.25%, due 12/15/11	52,500
50,000	Viskase Cos., Inc., 11.5%, due 06/15/11	53,750
	Total Beverages, Food & Tobacco	321,897
	Building Materials (0.0%)
10,000	IKON Office Solutions, Inc., (144A), 7.75%, due 09/15/15	9,725	*
	Chemicals (0.2%)
15,000	Huntsman International LLC, (144A), 7.375%, due 01/01/15	14,212	*†
20,000	Nalco Co., 7.75%, due 11/15/11	20,450
25,000	Resolution Performance Products LLC, 9.5%, due 04/15/10	25,437
20,000	Rockwood Specialties Group, Inc., (144A), 7.5%, due 11/15/14	19,400	*
50,000	Rohm & Haas Co., 7.85%, due 07/15/29	62,897
	Total Chemicals	142,396
	Commercial Services (0.4%)
75,000	Allied Waste North America, 6.375%, due 04/15/11	71,812
50,000	Cendant Corp., 7.375%, due 01/15/13	54,690
40,000	H&E Equipment Services LLC, 11.125%, due 06/15/12	44,450
35,000	NationsRent, Inc., 9.5%, due 10/15/10	37,975
25,000	United Rentals North America, Inc., 6.5%, due 02/15/12	23,875
5,000	United Rentals North America, Inc., 7.75%, due 11/15/13	4,725	†
25,000	Xerox Corp., 9.75%, due 01/15/09	27,687
	Total Commercial Services	265,214
	Communications (0.2%)
25,000	DirecTV Holdings LLC, 8.375%, due 03/15/13	27,187
20,000	L-3 Communications Corp., (144A), 6.375%, due 10/15/15	19,800	*
48,000	PanAmSat Corp., 9%, due 08/15/14	50,520

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Core Fixed Income Fund

  October 31, 2005

Principal Amount	Fixed Income Securities	Value
	Communications (Continued)
$35,000	PanAmSat Holding Corp., 0% to 11/09/09, 10.375% thereafter, due 11/01/14	$24,106
25,000	Zues Special Subsidiary, Ltd., (144A), 0% to 02/01/10, 9.25% thereafter, due 02/01/15	16,375	*†
	Total Communications	137,988
	Computer Services (0.2%)
10,000	Activant Solutions, Inc., (144A), 10.054%, due 04/01/10	10,225	*
50,000	IBM Corp., 6.5%, due 01/15/28	55,146
25,000	Unisys Corp., 6.875%, due 03/15/10	22,500	†
35,000	Unisys Corp., Senior Note, 8%, due 10/15/12	30,625	†
	Total Computer Services	118,496
	Containers & Packaging (0.2%)
30,000	BWAY Corp., 10%, due 10/15/10	31,200
25,000	Owens-Brockway Glass Co., 8.75%, due 11/15/12	26,750
15,000	Pliant Corp., 11.125%, due 09/01/09	12,187
15,000	Tekni-Plex, Inc., (144A), 8.75%, due 11/15/13	12,750	*†
15,000	Tekni-Plex, Inc., Series B, 12.75%, due 06/15/10	6,712	†
	Total Containers & Packaging	89,599
	Electric Utilities (0.8%)
15,000	AES Corp., 7.75%, due 03/01/14	15,544
75,000	American Electric Power Co., Inc., Series D, 5.25%, due 06/01/15	73,819
85,000	Edison Mission Energy Corp., 9.875%, due 04/15/11	99,237
125,000	FPL Group Capital, Inc., 6.125%, due 05/15/07	127,320
50,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	52,842
30,000	PSEG Energy Holdings, Inc., 8.5%, due 06/15/11	32,025
15,000	Reliant Energy, Inc., 6.75%, due 12/15/14	13,912
55,000	Reliant Resources, Inc., 9.25%, due 07/15/10	57,750
20,000	Teco Energy, Inc., 7%, due 05/01/12	20,750
20,000	Texas Genco LLC/Texas Genco Financing Corp., (144A), 6.875%, due 12/15/14	21,500	*
	Total Electric Utilities	514,699
	Electrical Equipment (0.0%)
25,000	UCAR Finance, Inc., 10.25%, due 02/15/12	26,250
	Electronics (0.1%)
20,000	Freescale Semiconductor, Inc., 7.125%, due 07/15/14	20,900
30,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	28,275	†
	Total Electronics	49,175
	Entertainment & Leisure (0.7%)
25,000	Cinemark USA, Inc., 9%, due 02/01/13	26,000
50,000	Gaylord Entertainment Co., 8%, due 11/15/13	52,187
35,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	34,125

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Entertainment & Leisure (Continued)
$15,000	Mandalay Resort Group, 7.625%, due 07/15/13	$15,412	†
70,000	Mandalay Resort Group, 9.375%, due 02/15/10	76,650
50,000	Time Warner, Inc., 7.7%, due 05/01/32	57,202
20,000	Trump Entertainment Resorts, Inc., 8.5%, due 06/01/15	19,450
50,000	Walt Disney Co. (The), 6.375%, due 03/01/12	52,983
45,000	Warner Music Group Corp., 7.375%, due 04/15/14	44,100
25,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	23,812
	Total Entertainment & Leisure	401,921
	Foods, Hotels & Restaurants (0.2%)
15,000	AmeriQual Group LLC/AmeriQual Finance Corp., (144A), 9%, due 04/01/12	15,450	*
50,000	Kroger Co., 5.5%, due 02/01/13	48,735
25,000	Mortons Restaurant Group, Inc., 7.5%, due 07/01/10	24,687
50,000	Yum! Brands, Inc., 7.7%, due 07/01/12	56,520
	Total Foods, Hotels & Restaurants	145,392
	Healthcare (0.4%)
35,000	Concentra Operating Corp., 9.125%, due 06/01/12	36,050
15,000	Concentra Operating Corp., 9.5%, due 08/15/10	15,450
20,000	DaVita, Inc., 7.25%, due 03/15/15	20,200	†
30,000	HCA, Inc., 6.375%, due 01/15/15	29,510
35,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	36,137
15,000	US Oncology, Inc., 9%, due 08/15/12	15,900
55,000	US Oncology, Inc., 10.75%, due 08/15/14	60,500
	Total Healthcare	213,747
	Home Construction, Furnishings & Appliances (0.2%)
75,000	Pulte Homes, Inc., 5.2%, due 02/15/15	69,346
25,000	Standard-Pacific Corp., 6.5%, due 10/01/08	24,312
40,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	41,800
	Total Home Construction, Furnishings & Appliances	135,458
	Household Products (0.1%)
50,000	Procter & Gamble Co., 6.875%, due 09/15/09	53,608
	Insurance (0.5%)
75,000	Allstate Corp., 5%, due 08/15/14	73,108
50,000	MetLife, Inc., 6.125%, due 12/01/11	52,341
100,000	Prudential Financial, Inc., 5.1%, due 09/20/14	98,226
75,000	UnitedHealth Group, Inc., 5%, due 08/15/14	74,036
	Total Insurance	297,711
	Lodging (0.0%)
10,000	MGM Mirage, (144A), 6.625%, due 07/15/15	9,675	*
	Machinery (0.2%)
45,000	Case New Holland, Inc., 9.25%, due 08/01/11	47,363
13,000	Dresser-Rand Group, Inc., (144A), 7.375%, due 11/01/14	13,390	*
50,000	John Deere Capital Corp., 5.1%, due 01/15/13	49,839
	Total Machinery	110,592

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Core Fixed Income Fund

  October 31, 2005

Principal Amount	Fixed Income Securities	Value
	Media—Broadcasting & Publishing (1.3%)
$20,000	American Media Operation, Inc., 8.875%, due 01/15/11	$17,150	†
25,000	Charter Communications Capital Corp., (144A), 8%, due 04/30/12	25,188	*
25,000	Charter Communications Holdings, LLC, 10%, due 04/01/09	20,625
25,000	Charter Communications Holdings, LLC, 10%, due 05/15/11	16,250
50,000	Comcast Cable Communications Corp., 6.75%, due 01/30/11	52,818
75,000	CSC Holdings, Inc., 7.625%, due 07/15/18	71,625
10,000	Dex Media West LLC, 8.5%, due 08/15/10	10,500
70,000	LBI Media, Inc., 10.125%, due 07/15/12	74,288
50,000	Mastec, Inc., 7.75%, due 02/01/08	49,500
25,000	Mediacom Broadband LLC, (144A), 8.5%, due 10/15/15	23,000	*†
90,000	Mediacom LLC, 9.5%, due 01/15/13	88,200	†
125,000	News America, Inc., 6.55%, due 03/15/33	126,944
35,000	Primedia, Inc., 8%, due 05/15/13	32,025
25,000	Primedia, Inc., 8.875%, due 05/15/11	24,375
35,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	35,175
35,000	Rogers Cable, Inc., 6.75%, due 03/15/15	35,000
25,000	Vertis, Inc., 10.875%, due 06/15/09	23,250	†
50,000	Young Broadcasting, Inc., 10%, due 03/01/11	46,750	†
	Total Media—Broadcasting & Publishing	772,663
	Metals (0.5%)
30,000	AK Steel Corp., 7.75%, due 06/15/12	27,150	†
5,000	AK Steel Corp., 7.875%, due 02/15/09	4,738	†
75,000	Alcan, Inc., 5.2%, due 01/15/14	73,705
125,000	Alcoa, Inc., 4.25%, due 08/15/07	123,828
35,000	Chaparral Steel Co., (144A), 10%, due 07/15/13	36,225	*
35,000	General Cable Corp., 9.5%, due 11/15/10	36,838
25,000	Wolverine Tube, Inc., 10.5%, due 04/01/09	23,250	†
	Total Metals	325,734
	Oil & Gas (1.0%)
5,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	4,913
75,000	ConocoPhillips Co., 5.9%, due 10/15/32	79,104
25,000	Dynegy Holdings, Inc., (144A), 9.875%, due 07/15/10	26,875	*
60,000	El Paso Corp., 7.875%, due 06/15/12	61,200	†
25,000	El Paso Production Holding Co., 7.75%, due 06/01/13	25,750
45,000	Exco Resources, Inc., 7.25%, due 01/15/11	45,900
30,000	Forest Oil Corp., 8%, due 12/15/11	32,925
15,000	Hanover Compressor Co., 0%, due 03/31/07	13,388
20,000	Hanover Compressor Co., 8.625%, due 12/15/10	21,400
48,000	NRG Energy, Inc., 8%, due 12/15/13	52,320
50,000	Occidental Petroleum Corp., 8.45%, due 02/15/29	67,857
5,000	Pacific Energy Partners LP / Pacific Energy Finance Corp., (144A), 6.25%, due 09/15/15	5,000	*
50,000	Pemex Project Funding Master Trust (Mexico), 9.125%, due 10/13/10	57,488
25,000	WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11	27,250
5,000	Williams Companies, Inc., 7.625%, due 07/15/19	5,313
65,000	Williams Companies, Inc., 7.875%, due 09/01/21	69,875
	Total Oil & Gas	596,558

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Paper & Forest Products (0.3%)
$10,000	Abitibi-Consolidated, Inc., 7.37%, due 06/15/11	$9,525
45,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	41,850
30,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	28,988
45,000	Georgia-Pacific Corp., 8.125%, due 05/15/11	48,825
30,000	Norske Skog Canada, Ltd. (Canada), 7.375%, due 03/01/14	27,150
25,000	Smurfit-Stone Container Corp., 8.25%, due 10/01/12	23,625
20,000	Tembec Industries, Inc., 8.625%, due 06/30/09	13,500	†
	Total Paper & Forest Products	193,463
	Pharmaceuticals (0.4%)
25,000	AmerisourceBergen Corp., (144A), 5.875%, due 09/15/15	24,125	*
100,000	Merck & Co., Inc., 4.75%, due 03/01/15	94,627
20,000	Mylan Laboratories, Inc., (144A), 6.375%, due 08/15/15	19,800	*
75,000	Wyeth, 5.5%, due 02/01/14	75,771	†
	Total Pharmaceuticals	214,323
	Radio Telephone Communications (0.1%)
50,000	Nextel Communications, Inc., Series D, 7.375%, due 08/01/15	52,883
	Real Estate (0.2%)
35,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	35,875
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., (144A), 7.125%, due 02/15/13	9,700	*
50,000	EOP Operating LP, 5.875%, due 01/15/13	51,060
5,000	FelCor Lodging LP, 8.5%, due 06/01/11	5,350
35,000	Forest City Enterprises, Inc., 7.625%, due 06/01/15	36,619
	Total Real Estate	138,604
	Restaurants (0.0%)
10,000	Real Mex Restaurants, Inc., 10%, due 04/01/10	10,650
	Retail (0.5%)
50,000	Federated Department Stores, Inc., 6.625%, due 09/01/08	52,004
10,000	GSC Holdings Corp., (144A), 8%, due 10/01/12	9,650	*†
15,000	Jean Coutu Group, Inc., 8.5%, due 08/01/14	13,913	†
100,000	Limited Brands, Inc., 6.125%, due 12/01/12	100,462
30,000	Neiman-Marcus Group, Inc., (144A), 10.375%, due 10/15/15	29,400	*
20,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	20,350
45,000	Petro Stopping Centers, LP / Petro Financial Corp., 9%, due 02/15/12	43,988
20,000	Rite Aid Corp., 9.5%, due 02/15/11	21,000
	Total Retail	290,767
	Telecommunications (0.5%)
25,000	American Cellular Corp., Series B, 10%, due 08/01/11	26,969
50,000	France Telecom S.A. (France), 8%, due 03/01/11	55,922
85,000	Intelsat, Ltd. (Bermuda), (144A), 8.25%, due 01/15/13	85,213	*
35,000	MCI, Inc., 7.735%, due 05/01/14	38,763

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Core Fixed Income Fund

  October 31, 2005

Principal Amount	Fixed Income Securities	Value
	Telecommunications (Continued)
$25,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	$26,375	†
25,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	28,688
20,000	Rural Cellular Corp., 8.25%, due 03/15/12	20,825
35,000	Rural Cellular Corp., 9.75%, due 01/15/10	34,869	†
	Total Telecommunications	317,624
	Telephone Communications, exc. Radio (1.1%)
95,000	AT&T Corp., 7.3%, due 11/15/11	104,875
50,000	BellSouth Corp., 6%, due 10/15/11	51,912
50,000	Citizens Communications Co., 6.25%, due 01/15/13	47,563
25,000	Citizens Communications Co., 9%, due 08/15/31	24,688
75,000	Deutsche Telekom International Finance AG (Germany), 8.5%, due 06/15/10	83,605
20,000	Hawaiian Telcom Communications, Inc., (144A), 9.75%, due 05/01/13	19,850	*†
20,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	19,000
80,000	Qwest Corp., 8.875%, due 03/15/12	88,200
100,000	Sprint Capital Corp., 8.75%, due 03/15/32	129,301
75,000	Verizon Global Funding Corp., 7.75%, due 12/01/30	86,643
	Total Telephone Communications, exc. Radio	655,637
	Transportation (0.2%)
50,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	53,251
50,000	Union Pacific Corp., 6.625%, due 02/01/29	55,239
	Total Transportation	108,490
	Utilities (0.3%)
25,000	Calpine Corp., (144A), 8.5%, due 07/15/10	17,563	*†
15,000	Calpine Corp., (144A), 9.875%, due 12/01/11	10,725	*
125,000	Carolina Power & Light Corp., 5.95%, due 03/01/09	128,375
50,000	Duke Capital LLC, 6.25%, due 02/15/13	51,878
	Total Utilities	208,541
	Total Corporate Bonds (Cost: $10,442,913) (16.8%)	10,314,578
	Collateralized Mortgage Obligations (21.4%)
627,262	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	626,485
642,972	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	637,808
84,414	Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due 10/15/27 (PAC)	84,383
1,254,687	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,300,019
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	927,780
1,000,000	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	972,420
2,000,000	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	1,962,100
715,343	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	698,104
1,674,053	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,595,808
576,499	Federal Home Loan Mortgage Corp. (2897-SD), 4.281%, due 10/15/31 (I/F)(TAC)	495,956

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount		Fixed Income Securities	Value
		Collateralized Mortgage Obligations (Continued)
	$893,818	Federal National Mortgage Association (01-14-SH), 13.694%, due 03/25/30 (I/F)	$955,474
	607,284	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	567,926
	1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,401,015
	1,029,534	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	909,778
		Total Collateralized Mortgage Obligations (Cost: $13,360,458)	13,135,056
		Foreign Government Bonds & Notes (0.9%)
	50,000	Province of Manitoba (Canada), 5.5%, due 10/01/08	51,086
	50,000	Province of Quebec (Canada), 7.5%, due 09/15/29	64,651
	125,000	Republic of Italy, 3.25%, due 05/15/09	119,183
ILS	608,481	State of Israel, 6%, due 01/31/10	139,084
GBP	80,000	United Kingdom, 4.75%, due 09/07/15	146,393
		Total Foreign Government Bonds & Notes (Cost: $524,712)	520,397
		U.S. Government Agency Obligations (18.9%)
	$450,000	Federal Home Loan Mortgage Corp., 3.625%, due 09/15/08	437,225
	1,350,000	Federal Home Loan Mortgage Corp., 5.625%, due 03/15/11	1,399,815
	492,297	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	485,838
	245,172	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	241,956
	509,574	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	506,282
	1,400,000	Federal National Mortgage Association, 4.25%, due 05/15/09	1,377,782
	478,827	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	475,437
	949,794	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	956,918
	1,577,019	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	1,498,168
	504,679	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	518,244
	1,667,795	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,583,812
	788,818	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	759,238
	606,464	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	598,568
	809,324	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	769,109
		Total U.S. Government Agency Obligations (Cost: $11,813,038)	11,608,392
		U.S. Treasury Bonds (11.4%)
	980,000	U.S. Treasury Bond, 6.125%, due 11/15/27	1,151,343
	970,000	U.S. Treasury Bond, 6.125%, due 08/15/29	1,149,605
	400,000	U.S. Treasury Bond, 7.125%, due 02/15/23	506,876
	850,000	U.S. Treasury Bond, 11.25%, due 02/15/15	1,272,340
	3,033,780	U.S. Treasury Inflation Indexed Bond, 1.625%, due 01/15/15	2,942,281
		Total U.S. Treasury Bonds (Cost: $7,156,938)	7,022,445

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Core Fixed Income Fund

  October 31, 2005

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Notes (17.1%)
$5,800,000	U.S. Treasury Note, 3.625%, due 04/30/07	$5,733,822
200,000	U.S. Treasury Note, 3.625%, due 07/15/09	194,438
1,700,000	U.S. Treasury Note, 4%, due 08/31/07	1,688,313
1,300,000	U.S. Treasury Note, 4%, due 03/15/10	1,275,833	†
1,550,000	U.S. Treasury Note, 4.75%, due 05/15/14	1,569,127
	Total U.S. Treasury Notes (Cost: $10,568,095)	10,461,533
	Total Fixed Income Securities (Cost: $53,866,154) (86.5%)	53,062,401
Number of Shares	Equity Securities
300	Travel Centers of America, Inc., Warrants, expire 05/01/09 (Entertainment & Leisure)	281	**
191	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	3,291	**
50	Viskase Cos., Inc., (144A), Warrants, expire 06/15/11 (Beverages, Food & Tobacco)	—	* **
67	WRC Media Corp., (144A), Common Stock (Media—Broadcasting & Publishing)	—	* **
	Total Equity Securities (Cost: $2,789) (0.0%)	3,572
Principal Amount	Currency Options
$4,000,000	USD Put/ CNY Call, Strike Price CNY 7.984, expire 02/28/06	28,400
	Total Currency Options (Cost: $28,400) (0.0%)	28,400
Number of Shares	Short-Term Investments
	Money Market Investments (0.1%)
31,732	BGI Institutional Money Market Fund, 3.923%	31,732	***
20,984	Goldman Sachs Financial Square Prime Obligations Fund, 3.788%	20,984	***
32,249	Merrimac Cash Fund—Premium Class, 3.7%	32,249	***
	Total Money Market Investments	84,965
Principal Amount
	Other Short-Term Investments (11.6%)
$20,988	Bank of America, 3.77%, due 01/17/06	20,988	***
41,968	Bank of Montreal, 3.79%, due 11/01/05	41,968	***
41,968	Barclays Bank PLC, 3.891%, due 01/17/06	41,968	***
20,984	Bear Stearns Companies, Inc., 4.198%, due 03/07/06	20,984	***
7,356	Blue Ridge Asset Funding Corp., 3.926%, due 11/08/05	7,344	***
52,460	BNP Paribas, 4.01%, due 12/13/05	52,460	***
52,460	Canadian Imperial Bank of Commerce, 4.075%, due 05/18/06	52,460	***
52,495	CIESCO, 4.003%, due 11/03/05	52,460	***
52,302	Compass Securitization LLC, 3.882%, due 11/09/05	52,144	***

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$104,920	Credit Suisse First Boston Corp., 3.83%, due 12/16/05	$104,920	***
10,492	Credit Suisse First Boston Corp., 4.105%, due 03/10/06	10,492	***
41,968	Deutsche Bank, 3.8%, due 11/02/05	41,968	***
62,784	Falcon Asset Securitization Corp., 4.016%, due 12/01/05	62,532	***
62,761	Falcon Asset Securitization Corp., 4.017%, due 12/02/05	62,509	***
52,460	Fortis Bank, 3.85%, due 11/03/05	52,460	***
52,460	Fortis Bank, 4.01%, due 11/28/05	52,460	***
84,370	General Electric Capital Corp., 3.96%, due 12/05/05	83,936	***
157,380	Goldman Sachs Group, Inc., 4.02%, due 11/07/05	157,380	***
52,288	Greyhawk Funding, 3.943%, due 11/17/05	52,116	***
52,460	Harris Trust & Savings Bank, 3.795%, due 11/04/05	52,460	***
31,476	HSBC Banking/Holdings PLC, 3.84%, due 11/07/05	31,476	***
5,189,326	Investors Bank & Trust Depository Reserve, 2.76%	5,189,326
62,823	Lexington Parker Capital, 3.952%, due 11/16/05	62,631	***
100,259	Merrill Lynch & Co., 4.053%, due 11/1/05	100,259	***
63,158	Park Avenue Receivables Corp., 3.933%, due 11/17/05	62,952	***
42,127	Park Avenue Receivables Corp., 4.015%, due 11/29/05	41,968	***
52,621	Prefco, 3.932%, due 11/15/05	52,460	***
42,104	Prefco, 4.013%, due 11/23/05	41,968	***
31,610	Prefco, 4.037%, due 12/05/05	31,476	***
31,515	Sheffield Receivables Corp., 4.005%, due 11/08/05	31,476	***
83,936	Skandinaviska Enskilda Banken AB, 3.95%, due 11/21/05	83,936	***
132,787	Svenska Handlesbanken, 4.031%, due 11/01/05	132,787	***
52,460	UBS AG, 3.8%, due 11/03/05	52,460	***
52,460	UBS AG, 4.02%, due 12/01/05	52,460	***
75,543	Wells Fargo & Co., 3.96%, due 11/14/05	75,543	***
	Total Other Short-Term Investments	7,119,187
	Total Short-Term Investments (Cost: $7,204,152) (11.7%)	7,204,152
	Total Investments (Cost: $61,101,495) (98.2%)	60,298,525
	Excess of Other Assets over Liabilities (1.8%)	1,078,119
	Net Assets (100.0%)	$61,376,644

Notes to the Schedule of Investments:

CNY  -  Chinese Yuan.

GBP  -  British Pound Sterling.

ILS  -  Israeli Shekel.

I/F  -  Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

PAC  -  Planned Amortization Class.

TAC  -  Target Amortization Class.

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2005, the value of these securities amounted to $670,102 or 1.09% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  **  Non-income producing.

  ***  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Core Fixed Income Fund

Investments by Industry*  October 31, 2005

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	0.5
Airlines	0.1
Automotive	0.5
Banking & Financial Services	6.4
Beverages, Food & Tobacco	0.5
Building Materials	0.0	**
Chemicals	0.2
Commercial Services	0.4
Communications	0.2
Computer Services	0.2
Containers & Packaging	0.2
Electric Utilities	0.8
Electrical Equipment	0.0	**
Electronics	0.1
Entertainment & Leisure	0.7
Foods, Hotels & Restaurants	0.2
Healthcare	0.4
Home Construction, Furnishings & Appliances	0.2
Household Products	0.1
Insurance	0.5
Lodging	0.0	**
Machinery	0.2
Media—Broadcasting & Publishing	1.3
Metals	0.5
Oil & Gas	1.0
Paper & Forest Products	0.3
Pharmaceuticals	0.4
Radio Telephone Communications	0.1
Real Estate	0.2
Restaurants	0.0	**
Retail	0.5
Telecommunications	0.5
Telephone Communications, exc. Radio	1.1
Transportation	0.2
Utilities	0.3
U.S. Government Securities	66.7
Foreign Government Securities	0.9
Currency Options	0.0	**
Short-Term Investments	11.7
Total	98.2%

  *  These classifications are unaudited.

  **  Value rounds to less than 0.1% of net assets

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo High Yield Bond Fund

Schedule of Investments

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (94.9%)
	Advertising (1.7% of Net Assets)
$1,600,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	$1,772,000
1,375,000	Bear Creek Corp., (144A), 9%, due 03/01/13	1,405,937	*
	Total Advertising	3,177,937
	Airlines (0.5%)
1,000,000	CHC Helicopter Corp., (144A), 7.375%, due 05/01/14	1,005,000	*
	Automotive (3.3%)
75,000	Cooper Standard Automotive, Inc., 8.375%, due 12/15/14	56,250	†
300,000	Dana Corp., 5.85%, due 01/15/15	222,000
375,000	Dura Operating Corp., 8.625%, due 04/15/12	318,750	†
500,000	General Motors Acceptance Corp., 6.125%, due 08/28/07	488,665
1,100,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	1,063,909
1,625,000	General Motors Acceptance Corp., 8%, due 11/01/31	1,674,270	†
125,000	General Motors Corp., 8.375%, due 07/15/33	91,875	†
475,000	Keystone Automotive Operations, Inc., 9.75%, due 11/01/13	460,750
1,925,000	Navistar International Corp., Senior Note, 6.25%, due 03/01/12	1,727,687
	Total Automotive	6,104,156
	Banking & Financial Services (5.3%)
1,200,000	CCM Merger, Inc., (144A), 8%, due 08/01/13	1,194,000	*
1,384,000	Consolidated Communications Illinois Holdings, Inc./ Texas Holdings, Inc., Senior Note, 9.75%, due 04/01/12	1,442,820
1,275,000	Dollarama Group LP (Canada), (144A), 8.875%, due 08/15/12	1,227,187	*†
1,100,000	Ford Motor Credit Co., 7%, due 10/01/13	1,009,030	†
1,700,000	Meristar Hospitality Corp., 9.125%, due 01/15/11	1,814,750	†
1,275,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	1,300,500
1,950,000	SunGard Data Systems, Inc., (144A), 9.125%, due 08/15/13	1,993,875	*
	Total Banking & Financial Services	9,982,162
	Beverages, Food & Tobacco (2.8%)
1,000,000	Dole Food Co., Inc., 8.625%, due 05/01/09	1,027,500
900,000	Dole Food Co., Inc., 8.875%, due 03/15/11	927,000
1,650,000	United Agri Products, Inc., 8.25%, due 12/15/11	1,732,500
1,500,000	Viskase Cos., Inc., 11.5%, due 06/15/11	1,612,500
	Total Beverages, Food & Tobacco	5,299,500
	Building Materials (0.2%)
450,000	IKON Office Solutions, Inc., (144A), 7.75%, due 09/15/15	437,625	*
	Chemicals (3.1%)
1,450,000	Huntsman International LLC, (144A), 7.375%, due 01/01/15	1,373,875	*†
1,400,000	Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12	1,561,000
1,300,000	Resolution Performance Products LLC, 9.5%, due 04/15/10	1,322,750
1,675,000	Rockwood Specialties Group, Inc., (144A), 7.5%, due 11/15/14	1,624,750	*
	Total Chemicals	5,882,375

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo High Yield Bond Fund

  October 31, 2005

Principal Amount	Fixed Income Securities	Value
	Commercial Services (3.9%)
$2,300,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	$2,351,750	†
1,600,000	H&E Equipment Services LLC, 11.125%, due 06/15/12	1,778,000
1,050,000	Mid American Waste System Exchange, 12.25%, due 02/15/05	—	#
1,500,000	NationsRent, Inc., 9.5%, due 10/15/10	1,627,500
425,000	United Rentals North America, Inc., 7.75%, due 11/15/13	401,625	†
75,000	Xerox Corp., 7.625%, due 06/15/13	79,219
975,000	Xerox Corp., 9.75%, due 01/15/09	1,079,812
	Total Commercial Services	7,317,906
	Communications (2.5%)
1,133,000	DirecTV Holdings LLC, 8.375%, due 03/15/13	1,232,137
525,000	L-3 Communications Corp., (144A), 6.375%, due 10/15/15	519,750	*
1,587,000	PanAmSat Corp., 9%, due 08/15/14	1,670,317
700,000	PanAmSat Holding Corp., 0% to 11/01/09, 10.375% thereafter, due 11/01/14	482,125
1,050,000	Zeus Special Subsidiary, Ltd., (144A), 0% to 02/01/10, 9.25% thereafter, due 02/01/15	687,750	* **†
	Total Communications	4,592,079
	Computer Services (0.7%)
275,000	Activant Solutions, Inc., (144A), 10.054%, due 04/01/10	281,187	*
500,000	Unisys Corp., 6.875%, due 03/15/10	450,000	†
700,000	Unisys Corp., Senior Note, 8%, due 10/15/12	612,500	†
	Total Computer Services	1,343,687
	Construction (1.6%)
1,025,000	Standard Pacific Corp., 9.25%, due 04/15/12	1,071,125
1,800,000	Technical Olympic USA, Inc., 10.375%, due 07/01/12	1,822,500	†
	Total Construction	2,893,625
	Containers & Packaging (3.0%)
2,000,000	BWAY Corp., 10%, due 10/15/10	2,080,000
1,950,000	Owens-Brockway Glass Co., 8.75%, due 11/15/12	2,086,500
675,000	Pliant Corp., 11.125%, due 09/01/09	548,437
775,000	Tekni-Plex, Inc., (144A), 8.75%, due 11/15/13	658,750	*†
550,000	Tekni-Plex, Inc., Series B, 12.75%, due 06/15/10	246,125	†
	Total Containers & Packaging	5,619,812
	Electric Utilities (6.8%)
1,500,000	AES Corp., 9.5%, due 06/01/09	1,616,250
475,000	Allegheny Energy Supply Co., LLC, (144A), 8.25%, due 04/15/12	524,875	*
1,935,000	CMS Energy Corp., 6.3%, due 02/01/12	1,925,325	†
950,000	Edison Mission Energy Corp., 9.875%, due 04/15/11	1,109,125
200,000	PSEG Energy Holdings, Inc., 8.5%, due 06/15/11	213,500
1,675,000	PSEG Energy Holdings, Inc., 10%, due 10/01/09	1,842,500

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo High Yield Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Electric Utilities (Continued)
$1,800,000	Reliant Energy, Inc., 6.75%, due 12/15/14	$1,669,500
875,000	Reliant Resources, Inc., 9.25%, due 07/15/10	918,750
1,000,000	Teco Energy, Inc., 7%, due 05/01/12	1,037,500
1,675,000	Texas Genco LLC/Texas Genco Financing Corp., (144A), 6.875%, due 12/15/14	1,800,625	*
	Total Electric Utilities	12,657,950
	Electrical Equipment (0.3%)
600,000	UCAR Finance, Inc., 10.25%, due 02/15/12	630,000
	Electronics (1.1%)
625,000	Freescale Semiconductor, Inc., 7.125%, due 07/15/14	653,125
1,450,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	1,366,625	†
	Total Electronics	2,019,750
	Entertainment & Leisure (4.5%)
170,467	Eldorado Casino Shreveport, 10%, due 08/01/12	160,239
1,100,000	Gaylord Entertainment Co., 8%, due 11/15/13	1,148,125
2,200,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	2,145,000
2,010,000	Mandalay Resort Group, 9.375%, due 02/15/10	2,200,950
900,000	Trump Entertainment Resorts, Inc., 8.5%, due 06/01/15	875,250	†
750,000	Warner Music Group Corp., 7.375%, due 04/15/14	735,000
1,175,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	1,119,187
	Total Entertainment & Leisure	8,383,751
	Food Retailers (0.5%)
1,000,000	Stater Bros. Holdings, Inc., 6.91%, due 06/15/10	982,500
	Foods, Hotels & Restaurants (0.6%)
200,000	AmeriQual Group LLC/AmeriQual Finance Corp., (144A), 9%, due 04/01/12	206,000	*
925,000	Mortons Restaurant Group, Inc., 7.5%, due 07/01/10	913,437
	Total Foods, Hotels & Restaurants	1,119,437
	Healthcare (4.2%)
1,350,000	Concentra Operating Corp., 9.5%, due 08/15/10	1,390,500
975,000	DaVita, Inc., 7.25%, due 03/15/15	984,750	†
900,000	HCA, Inc., 6.375%, due 01/15/15	885,312
1,400,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	1,445,500
175,000	Tenet Healthcare Corp., 7.375%, due 02/01/13	154,875
800,000	Tenet Healthcare Corp., (144A), 9.25%, due 02/01/15	760,000	*
375,000	US Oncology, Inc., 9%, due 08/15/12	397,500
1,725,000	US Oncology, Inc., 10.75%, due 08/15/14	1,897,500
	Total Healthcare	7,915,937

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo High Yield Bond Fund

  October 31, 2005

Principal Amount	Fixed Income Securities	Value
	Home Construction, Furnishings & Appliances (1.6%)
$525,000	D.R. Horton, Inc., 9.75%, due 09/15/10	$591,937
2,225,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	2,325,125
	Total Home Construction, Furnishings & Appliances	2,917,062
	Insurance (0.8%)
1,450,000	Leucadia National Corp., 7%, due 08/15/13	1,453,625
	Lodging (0.2%)
475,000	MGM Mirage, (144A), 6.625%, due 07/15/15	459,562	*
	Machinery (1.9%)
2,100,000	Case New Holland, Inc., 9.25%, due 08/01/11	2,210,250
1,234,000	Dresser-Rand Group, Inc., (144A), 7.375%, due 11/01/14	1,271,020	*
	Total Machinery	3,481,270
	Media—Broadcasting & Publishing (8.8%)
2,175,000	American Media Operation, Inc., 8.875%, due 01/15/11	1,865,063	†
575,000	Charter Communications Holdings, LLC, 10%, due 04/01/09	474,375
2,125,000	Charter Communications Holdings, LLC, 10.25%, due 09/15/10	2,130,313
1,675,000	CSC Holdings, Inc., 7.625%, due 04/01/11	1,675,000
1,025,000	CSC Holdings, Inc., 7.625%, due 07/15/18	978,875
125,000	CSC Holdings, Inc., 7.875%, due 02/15/18	121,250
425,000	Emmis Communications Corp., Senior Note, 9.745%, due 06/15/12	425,531
1,675,000	Mediacom Broadband LLC, (144A), 8.5%, due 10/15/15	1,541,000	*
1,300,000	Mediacom LLC, 9.5%, due 01/15/13	1,274,000	†
1,375,000	Primedia, Inc., 8%, due 05/15/13	1,258,125
600,000	Primedia, Inc., 8.875%, due 05/15/11	585,000
1,175,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	1,180,875
1,000,000	Rogers Cable, Inc., 6.75%, due 03/15/15	1,000,000
1,000,000	Vertis, Inc., 10.875%, due 06/15/09	930,000	†
1,150,000	Young Broadcasting, Inc., 10%, due 03/01/11	1,075,250	†
	Total Media—Broadcasting & Publishing	16,514,657
	Metals (3.4%)
1,550,000	AK Steel Corp., 7.75%, due 06/15/12	1,402,750	†
1,575,000	Chaparral Steel Co., (144A), 10%, due 07/15/13	1,630,125	*
1,600,000	General Cable Corp., 9.5%, due 11/15/10	1,684,000
442,000	U.S. Steel Corp., 9.75%, due 05/15/10	480,675
1,225,000	Wolverine Tube, Inc., 10.5%, due 04/01/09	1,139,250	†
	Total Metals	6,336,800
	Oil & Gas (8.3%)
2,200,000	Chesapeake Energy Corp., 7%, due 08/15/14	2,277,000
1,000,000	Dynegy Holdings, Inc., (144A), 9.875%, due 07/15/10	1,075,000	*
2,625,000	El Paso Corp., 7.875%, due 06/15/12	2,677,500	†
1,095,000	Exco Resources, Inc., 7.25%, due 01/15/11	1,116,900
655,000	Hanover Compressor Co., 9%, due 06/01/14	715,588
1,953,000	NRG Energy, Inc., 8%, due 12/15/13	2,128,770

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo High Yield Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (Continued)
$250,000	Pacific Energy Partners LP / Pacific Energy Finance Corp., (144A), 6.25%, due 09/15/15	$250,000	*
1,600,000	WH Holdings, Ltd./WH Capital Corp., 9.5%, due 04/01/11	1,744,000
1,825,000	Williams Companies, Inc., 7.875%, due 09/01/21	1,961,875
1,425,000	Williams Companies, Inc., 8.125%, due 03/15/12	1,537,219
	Total Oil & Gas	15,483,852
	Paper & Forest Products (4.4%)
200,000	Abitibi-Consolidated, Inc., 7.37%, due 06/15/11	190,500
1,375,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	1,278,750
250,000	Abitibi-Consolidated, Inc., 8.85%, due 08/01/30	208,750
1,025,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	1,019,875
500,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	483,125
1,575,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	1,830,938
1,675,000	Norske Skog Canada, Ltd. (Canada), 7.375%, due 03/01/14	1,515,875
950,000	Smurfit-Stone Container Corp., 8.25%, due 10/01/12	897,750
1,200,000	Tembec Industries, Inc., 8.5%, due 02/01/11	768,000
	Total Paper & Forest Products	8,193,563
	Pharmaceuticals (1.1%)
1,100,000	AmerisourceBergen Corp., (144A), 5.875%, due 09/15/15	1,061,500	*
950,000	Mylan Laboratories, Inc., (144A), 6.375%, due 08/15/15	940,500	*
	Total Pharmaceuticals	2,002,000
	Real Estate (2.3%)
2,375,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	2,434,375
300,000	American Real Estate Partners, LP/American Real Estate Finance Corp., (144A), 7.125%, due 02/15/13	291,000	*
1,490,000	FelCor Lodging LP, 8.5%, due 06/01/11	1,594,300
	Total Real Estate	4,319,675
	Restaurants (0.2%)
300,000	Real Mex Restaurants, Inc., 10%, due 04/01/10	319,500
	Retail (3.9%)
375,000	GSC Holdings Corp., (144A), 8%, due 10/01/12	361,875	*†
1,240,000	J.C. Penney Co., Inc., 9%, due 08/01/12	1,415,150
975,000	Jean Coutu Group, Inc., 8.5%, due 08/01/14	904,313	†
1,175,000	Neiman-Marcus Group, Inc., (144A), 10.375%, due 10/15/15	1,151,500	*
900,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	915,750	†
1,325,000	Petro Stopping Centers, LP / Petro Financial Corp., 9%, due 02/15/12	1,295,188
225,000	Petro Stopping Centers, LP / Petro Financial Corp., (144A), 9%, due 02/15/12	219,938	*
1,000,000	Rite Aid Corp., 8.125%, due 05/01/10	1,012,500
	Total Retail	7,276,214

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo High Yield Bond Fund

  October 31, 2005

Principal Amount	Fixed Income Securities	Value
	Telecommunications (4.9%)
$1,425,000	American Cellular Corp., Series B, 10%, due 08/01/11	$1,537,219
1,000,000	Insight Midwest, LP, 9.75%, due 10/01/09	1,030,000
1,875,000	Intelsat, Ltd. (Bermuda), (144A), 8.25%, due 01/15/13	1,879,688	*
250,000	Intelsat, Ltd. (Bermuda), (144A), 8.695%, due 01/15/12	253,750	*
1,000,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	1,055,000	†
1,300,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	1,491,750
475,000	Rural Cellular Corp., 8.25%, due 03/15/12	494,594
1,440,000	Rural Cellular Corp., 9.75%, due 01/15/10	1,434,600	†
	Total Telecommunications	9,176,601
	Telephone Communications, exc. Radio (5.2%)
2,350,000	AT&T Corp., 7.3%, due 11/15/11	2,594,283
1,640,000	Citizens Communications Co., 6.25%, due 01/15/13	1,560,050
700,000	Citizens Communications Co., 9%, due 08/15/31	691,250
1,075,000	Hawaiian Telcom Communications, Inc., (144A), 9.75%, due 05/01/13	1,066,938	*†
3,250,000	Qwest Corp., 8.875%, due 03/15/12	3,583,125
200,000	Qwest Corp., (144A), 7.625%, due 06/15/15	205,000	*
	Total Telephone Communications, exc. Radio	9,700,646
	Utilities (1.3%)
950,000	AES Corp., 9.375%, due 09/15/10	1,030,750
2,100,000	Calpine Corp., (144A), 8.5%, due 07/15/10	1,475,250	*†
	Total Utilities	2,506,000
	Total Corporate Bonds (Cost: $181,099,847)	177,506,216
	U.S. Treasury Notes (1.0%)
2,000,000	U.S. Treasury Note, 3.875%, due 05/15/09	1,962,820
	Total U.S. Treasury Notes (Cost: $1,963,880)	1,962,820
	Total Fixed Income Securities (Cost: $183,063,727) (95.9%)	179,469,036
Number of Shares	Equity Securities
614	Forman Petroleum Corp., Warrants, expire 01/14/07 (Energy & Oil Services)	—	**
1,433	Forman Petroleum Corp., Warrants, expire 01/14/07 (Oil & Gas)	—	**
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10 (Telecommunications)	—	* **
15,167	Huntsman Corp., Common Stock (Chemicals)	301,520	**
800	Pliant Corp., (144A), Warrants, expire 06/01/10 (Containers & Packaging)	—	* **
1,151	Shreveport Gaming Holdings, Inc., Common Stock (Financial Services)	24,321	**
4,075	Travel Centers of America, Inc., Warrants, expire 05/01/09 (Entertainment & Leisure)	3,844	**

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo High Yield Bond Fund

Schedule of Investments (Continued)

Number of Shares	Equity Securities	Value
5,754	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	$99,141	**†
1,500	Viskase Cos., Inc., (144A), Warrants, expire 06/15/11 (Beverages, Food & Tobacco)	—	* **
1,454	WRC Media Corp., (144A), Common Stock (Media—Broadcasting & Publishing)	—	* **
	Total Equity Securities (Cost: $218,203) (0.2%)	428,826
	Short-Term Investments
	Money Market Investments (0.7%)
474,574	BGI Institutional Money Market Fund, 3.923%	474,574	***
313,833	Goldman Sachs Financial Square Prime Obligations Fund, 3.788%	313,833	***
482,314	Merrimac Cash Fund—Premium Class, 3.7%	482,314	***
	Total Money Market Investments	1,270,721
Principal Amount
	Other Short-Term Investments (18.7%)
$313,831	Bank of America, 3.77%, due 01/17/06	313,831	***
627,667	Bank of Montreal, 3.79%, due 11/01/05	627,667	***
627,667	Barclays Bank PLC, 3.891%, due 01/17/06	627,667	***
313,833	Bear Stearns Companies, Inc., 4.198%, due 03/07/06	313,833	***
110,009	Blue Ridge Asset Funding Corp., 3.926%, due 11/08/05	109,842	***
784,584	BNP Paribas, 4.01%, due 12/13/05	784,584	***
784,584	Canadian Imperial Bank of Commerce, 4.075%, due 05/18/06	784,584	***
785,107	CIESCO, 4.003%, due 11/03/05	784,584	***
782,215	Compass Securitization LLC, 3.882%, due 11/09/05	779,860	***
1,569,167	Credit Suisse First Boston Corp., 3.83%, due 12/16/05	1,569,167	***
156,917	Credit Suisse First Boston Corp., 4.105%, due 03/10/06	156,917	***
627,667	Deutsche Bank, 3.8%, due 11/02/05	627,667	***
938,980	Falcon Asset Securitization Corp., 4.016%, due 12/01/05	935,224	***
938,639	Falcon Asset Securitization Corp., 4.017%, due 12/02/05	934,875	***
784,584	Fortis Bank, 3.85%, due 11/03/05	784,584	***
784,584	Fortis Bank, 4.01%, due 11/28/05	784,584	***
1,261,825	General Electric Capital Corp., 3.96%, due 12/05/05	1,255,334	***
2,353,751	Goldman Sachs Group, Inc., 4.02%, due 11/07/05	2,353,751	***
782,006	Greyhawk Funding, 3.943%, due 11/17/05	779,445	***
784,584	Harris Trust & Savings Bank, 3.795%, due 11/04/05	784,584	***
470,750	HSBC Banking/Holdings PLC, 3.84%, due 11/07/05	470,750	***
6,044,320	Investors Bank & Trust Depository Reserve, 2.76%	6,044,320
939,571	Lexington Parker Capital, 3.952%, due 11/16/05	936,692	***
1,499,454	Merrill Lynch & Co., 4.053%, due 11/1/05	1,499,454	***
944,586	Park Avenue Receivables Corp., 3.933%, due 11/17/05	941,500	***
630,047	Park Avenue Receivables Corp., 4.015%, due 11/29/05	627,667	***
786,983	Prefco, 3.932%, due 11/15/05	784,584	***

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo High Yield Bond Fund

  October 31, 2005

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$629,696	Prefco, 4.013%, due 11/23/05	$627,667	***
472,756	Prefco, 4.037%, due 12/05/05	470,750	***
471,326	Sheffield Receivables Corp., 4.005%, due 11/08/05	470,750	***
1,255,334	Skandinaviska Enskilda Banken AB, 3.95%, due 11/21/05	1,255,334	***
1,985,945	Svenska Handlesbanken, 4.031%, due 11/01/05	1,985,945	***
784,584	UBS AG, 3.8%, due 11/03/05	784,584	***
784,584	UBS AG, 4.02%, due 12/01/05	784,584	***
1,129,801	Wells Fargo & Co., 3.96%, due 11/14/05	1,129,801	***
	Total Other Short-Term Investments	36,177,687
	Total Short-Term Investments (Cost: $36,177,687) (19.4%)	36,177,687
	Total Investments (Cost: $219,459,617) (115.5%)	216,075,549
	Liabilities in Excess of Other Assets (– 15.5%)	(28,947,313)
	Net Assets (100.0%)	$187,128,236

Notes to the Schedule of Investments:

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2005, the value of these securities amounted to $30,834,832 or 16.48% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  **  Non-income producing.

  ***  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  #  Company is in default and is not making interest payments.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo High Yield Bond Fund

Investments by Industry*

Industry	Percentage of Net Assets
Advertising	1.7%
Airlines	0.5
Automotive	3.3
Banking & Financial Services	5.3
Beverages, Food & Tobacco	2.8
Building Materials	0.2
Chemicals	3.3
Commercial Services	3.9
Communications	2.5
Computer Services	0.7
Construction	1.6
Containers & Packaging	3.0
Electric Utilities	6.8
Electrical Equipment	0.3
Electronics	1.1
Entertainment & Leisure	4.5
Food Retailers	0.5
Foods, Hotels & Restaurants	0.6
Healthcare	4.2
Home Construction, Furnishings & Appliances	1.6
Insurance	0.8
Lodging	0.2
Machinery	1.9
Media—Broadcasting & Publishing	8.8
Metals	3.4
Oil & Gas	8.3
Paper & Forest Products	4.4
Pharmaceuticals	1.1
Real Estate	2.3
Restaurants	0.2
Retail	3.9
Telecommunications	4.9
Telephone Communications, exc. Radio	5.2
Utilities	1.3
U.S. Government Securities	1.0
Short-Term Investments	19.4
Total	115.5%

*  These classifications are unaudited.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Short Term Bond Fund

Schedule of Investments  October 31, 2005

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (13.2%)
$2,378,279	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-VIA1), 4.297%, due 11/25/32	$2,308,096
53,410	Federal Home Loan Mortgage Corp. (2432-FH), 4.67%, due 03/15/32	53,788
160,716	Federal Home Loan Mortgage Corp. (2571-MJ), 3.5%, due 10/15/23 (PAC)	160,257
369,364	Federal Home Loan Mortgage Corp. (2585-FD), 4.47%, due 12/15/32	371,226
36,045	Federal National Mortgage Association (02-36-FK), 4.488%, due 12/25/29	36,069
1,126,599	Federal National Mortgage Association (02-55-VK), 6%, due 07/25/13	1,131,398
1,775,888	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 4.538%, due 06/25/34	1,773,242
359,201	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 4.488%, due 12/25/33	359,201
2,916,802	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 4.419%, due 10/25/45	2,904,960
260,444	Residential Accredit Loans, Inc. (02-QS16-A2), 4.588%, due 10/25/17	260,835
150,776	Washington Mutual MSC Mortgage Pass Through Certificates (03-MS4-2A4), 4.488%, due 02/25/33	151,186
	Total Collateralized Mortgage Obligations (Cost: $9,646,512)	9,510,258
	U.S. Government Agency Obligations (82.5%)
468,739	Federal Home Loan Mortgage Corp., Pool #1B1010, 3.16%, due 08/01/33	461,394
420,875	Federal Home Loan Mortgage Corp., Pool #310005, 6.92%, due 11/01/19	430,075
259,916	Federal Home Loan Mortgage Corp., Pool #610967, 5.054%, due 04/01/28	266,356
3,453,501	Federal Home Loan Mortgage Corp., Pool #780721, 3.463%, due 08/01/33	3,435,266
560,361	Federal Home Loan Mortgage Corp., Pool #780833, 2.67%, due 09/01/33	553,149
3,954,556	Federal Home Loan Mortgage Corp., Pool #781122, 3.649%, due 12/01/33	3,952,223
378,233	Federal Home Loan Mortgage Corp., Pool #789924, 4.856%, due 11/01/32	376,754
327,988	Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%, due 01/01/08	329,411
111,105	Federal National Mortgage Association, Pool #392536, 6.006%, due 08/01/27	113,956
348,287	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	363,887
178,625	Federal National Mortgage Association, Pool #661691, 4.846%, due 10/01/32	178,845

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Short Term Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$4,084,863	Federal National Mortgage Association, Pool #711014, 3.465%, due 10/01/33	$4,075,550
543,608	Federal National Mortgage Association, Pool #725886, 3.184%, due 05/01/34	534,253
2,354,792	Federal National Mortgage Association, Pool #735524, 2.941%, due 02/01/35	2,386,441
3,901,750	Federal National Mortgage Association, Pool #735542, 3.468%, due 11/01/34	3,911,660
3,117,526	Federal National Mortgage Association, Pool #770222, 3.198%, due 04/01/34	3,061,473
4,074,339	Federal National Mortgage Association, Pool #804017, 4.056%, due 12/01/34	4,057,593
4,155,427	Federal National Mortgage Association, Pool #821159, 3.386%, due 05/01/35	4,157,712
3,371,040	Federal National Mortgage Association, Pool #821542, 4.375%, due 05/01/35	3,338,779
3,605,310	Federal National Mortgage Association, Pool #821915, 3.085%, due 06/01/35	3,603,796
4,411,609	Federal National Mortgage Association, Pool #822073, 3.088%, due 07/01/35	4,410,506
1,830,789	Federal National Mortgage Association, Pool #826239, 3.032%, due 07/01/35	1,818,633
2,842,964	Federal National Mortgage Association, Pool #832721, 3.614%, due 09/01/35	2,848,622
2,816,659	Federal National Mortgage Association, Pool #841970, 4.03%, due 10/01/33	2,875,978
510,230	Government National Mortgage Association II, Pool #781714, 6.5%, due 12/15/17	529,150
114,828	Government National Mortgage Association II, Pool #80022, 4.125%, due 12/20/26	116,090
1,920,554	Government National Mortgage Association II, Pool #80546, 4%, due 10/20/31	1,934,805
263,614	Government National Mortgage Association II, Pool #80636, 3.5%, due 09/20/32	265,327
44,618	Government National Mortgage Association II, Pool #80747, 4.125%, due 10/20/33	44,939
471,594	Government National Mortgage Association II, Pool #80764, 4.125%, due 11/20/33	474,999
530,278	Government National Mortgage Association II, Pool #80766, 4.125%, due 11/20/33	534,112
1,316,988	Government National Mortgage Association II, Pool #80797, 4%, due 01/20/34	1,319,899
629,554	Government National Mortgage Association II, Pool #80869, 4.5%, due 04/20/34	637,385
624,478	Government National Mortgage Association II, Pool #80937, 4.875%, due 06/20/34	630,623

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Short Term Bond Fund

  October 31, 2005

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$1,114,500	Government National Mortgage Association, Pool #80734, 3.5%, due 09/20/33	$1,117,064
237,234	Government National Mortgage Association, Pool #80757, 3.5%, due 10/20/33	237,782
	Total U.S. Government Agency Obligations (Cost: $59,639,320)	59,384,487
	Total Fixed Income Securities (Cost: $69,285,832) (95.7%)	68,894,745
	Short-Term Investments
2,000,000	General Electric Capital Corp., 3.95%, due 11/15/05 (Commercial Paper)	1,996,928
440,000	General Electric Capital Corp., 3.96%, due 11/18/05 (Commercial Paper)	439,177
1,899	Investors Bank & Trust Depository Reserve, 2.76%	1,899
420,000	Rabobank USA Finance Corp., 4.02%, due 11/01/05 (Commercial Paper)	420,000
	Total Short-Term Investments (Cost: $2,858,004) (4.0%)	2,858,004
	Total Investments (Cost: $72,143,836) (99.7%)	71,752,749
	Excess of Other Assets over Liabilities (0.3%)	216,285
	Net Assets (100.0%)	$71,969,034

Notes to the Schedule of Investments:

PAC  -    Planned Amortization Class.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Short Term Bond Fund

Investments by Industry*

Industry	Percentage of Net Assets
Banking & Financial Services	10.8%
U.S. Government Securities	84.9
Short-Term Investments	4.0
Total	99.7%

*  These classifications are unaudited.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Total Return Bond Fund

Schedule of Investments  October 31, 2005

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (61.0% of Net Assets)
$7,195,363	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 4.154%, due 02/25/35	$7,131,468
6,740,702	Countrywide Alternative Loan Trust (05-27-1A2), 2.036%, due 08/25/35	6,713,335
6,272,624	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	6,264,846
2,571,889	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	2,551,231
425,974	Federal Home Loan Mortgage Corp. (1422-SA), 16.692%, due 11/15/07 (I/F)	439,771
164,996	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	165,470
2,614,202	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	2,664,892
72,297	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	72,802
168,828	Federal Home Loan Mortgage Corp. (2061-TA), 5.25%, due 10/15/27 (PAC)	168,765
2,452,785	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	2,469,660
1,281,747	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	1,323,672
4,748,846	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	4,786,837
7,345,680	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	7,650,452
4,694,279	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	4,530,777
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,499,280
644,327	Federal Home Loan Mortgage Corp. (2650-MS), 8.15%, due 07/15/33 (I/F)(TAC)	609,224
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,619,420
10,000,000	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	9,724,200
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,365,100
3,053,145	Federal Home Loan Mortgage Corp. (2702-CS), 3.918%, due 11/15/33 (I/F)	2,084,352
11,718,370	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	11,170,654
4,126,748	Federal Home Loan Mortgage Corp. (2801-PS), 1.768%, due 05/15/34 (I/F)	3,229,098
1,075,105	Federal Home Loan Mortgage Corp. (2812-SE), 5.38%, due 08/15/32 (I/F)	1,045,164
6,646,432	Federal Home Loan Mortgage Corp. (2893-PO), 0%, due 11/15/34 (P/O)	4,868,512

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$10,424,567	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	$9,984,337
9,765,976	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	9,613,732
3,868,926	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	3,897,208
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	4,557,750
3,864,088	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	3,676,795
11,274,598	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	10,771,751
2,002,434	Federal National Mortgage Association (04-19-SP), 7.9%, due 06/25/33 (I/F)	1,517,625
3,362,302	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	3,221,186
6,347,461	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	6,130,315
9,249,838	Federal National Mortgage Association (04-52-SW), 4.25%, due 07/25/34 (I/O)	503,469
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,081,000
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,449,200
4,123,301	Federal National Mortgage Association (26-72-SH), 4.71%, due 09/15/33 (I/F)	3,587,231
1,000,000	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F)(PAC)	1,053,740
2,218,486	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	2,261,370
445,047	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	464,277
520,658	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	517,045
3,556,753	Government National Mortgage Association (02-41-SB), 2.91%, due 06/20/32 (I/F)(I/O)	114,741
3,662,383	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	3,718,124
3,980,641	Government National Mortgage Association (02-76-SG), 4.191%, due 10/16/29 (I/F)(I/O)	275,460
9,833,569	Government National Mortgage Association (03-42-SH), 3.46%, due 05/20/33 (I/F)(I/O)	416,353
7,237,682	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	6,305,685
13,704,138	Harborview Mortgage Loan Trust (04-5-3A), 4.246%, due 06/19/34	13,324,854
3,838,901	Master Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	3,786,692
7,079,462	MASTR Asset Securitization Trust (03-10-2A1), 4.5%, due 11/25/13	6,916,068
12,392,370	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	12,349,368

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Total Return Bond Fund

  October 31, 2005

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$3,819,926	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	$3,817,367
659,344	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	667,968
	Total Collateralized Mortgage Obligations (Cost: $232,026,168)	228,129,693
	U.S. Government Agency Obligations (30.9%)
4,588,892	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.757%, due 11/01/34	4,535,982
27,564	Federal Home Loan Mortgage Corp., Pool #755183, 5.637%, due 12/01/15	27,763
812,438	Federal Home Loan Mortgage Corp., Pool #755363, 3.516%, due 09/01/30	824,617
14,027,352	Federal Home Loan Mortgage Corp., Pool #781681, 4.729%, due 06/01/34	13,685,786
1,323,816	Federal Home Loan Mortgage Corp., Pool #789924, 4.856%, due 11/01/32	1,318,640
33,487	Federal Home Loan Mortgage Corp., Pool #846317, 3.821%, due 08/01/26	33,951
142,644	Federal Home Loan Mortgage Corp., Pool #846510, 3.721%, due 04/01/25	146,344
284,107	Federal Home Loan Mortgage Corp., Pool #846732, 4.349%, due 01/01/30	290,423
184,332	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	181,914
221,685	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	218,776
448,827	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	442,938
411,952	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	406,547
1,152,787	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	1,169,837
250,526	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	257,781
10,000,000	Federal National Mortgage Association, 2.375%, due 12/15/05	9,979,300
1,197	Federal National Mortgage Association, Pool #029542, 8.75%, due 07/01/09	1,253
28	Federal National Mortgage Association, Pool #062420, 7.5%, due 03/01/06	28
134,366	Federal National Mortgage Association, Pool #124410, 5.295%, due 07/01/22	138,160
1,211,345	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	1,239,230
1,577,681	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	1,589,514
3,830,617	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	3,803,496

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$51,979	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	$54,242
58,776	Federal National Mortgage Association, Pool #348025, 3.295%, due 06/01/26	59,736
1,860,684	Federal National Mortgage Association, Pool #655819, 4.951%, due 08/01/32	1,881,244
2,048,986	Federal National Mortgage Association, Pool #661856, 4.784%, due 10/01/32	2,065,542
4,329,994	Federal National Mortgage Association, Pool #671133, 5.168%, due 02/01/33	4,322,460
1,381,137	Federal National Mortgage Association, Pool #672272, 4.951%, due 12/01/32	1,375,032
3,563,601	Federal National Mortgage Association, Pool #676766, 4.735%, due 01/01/33	3,561,213
2,473,928	Federal National Mortgage Association, Pool #687847, 4.552%, due 02/01/33	2,447,531
4,516,500	Federal National Mortgage Association, Pool #692104, 5.103%, due 02/01/33	4,488,679
5,123,371	Federal National Mortgage Association, Pool #699866, 4.437%, due 04/01/33	5,034,019
2,966,951	Federal National Mortgage Association, Pool #704454, 4.246%, due 05/01/33	2,906,633
3,205,672	Federal National Mortgage Association, Pool #708820, 4.67%, due 06/01/33	3,159,446
5,835,097	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	5,543,343
3,497,375	Federal National Mortgage Association, Pool #728824, 3.948%, due 07/01/33	3,394,727
5,637,587	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	5,564,186
9,373,840	Federal National Mortgage Association, Pool #735378, 4.5%, due 10/01/19	9,078,002
426,005	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	420,416
13,125,802	Federal National Mortgage Association, Pool #821915, 3.085%, due 06/01/35	13,120,289
2,409,078	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	2,521,003
117,685	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	123,153
4,211,699	Government National Mortgage Association, Pool #80963, 3%, due 07/20/34	4,191,356
	Total U.S. Government Agency Obligations (Cost: $117,486,980)	115,604,532

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Total Return Bond Fund

  October 31, 2005

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Securities (0.0%)
$112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	$98,709
	Total U.S. Treasury Securities (Cost: $92,460)	98,709
	Total Fixed Income Securities (Cost: $349,605,608) (91.9%)	343,832,934
	Short-Term Investments
1,200,000	Citigroup Funding, Inc., 3.9%, due 11/18/05 (Commercial Paper)	1,197,790
3,000,000	General Electric Capital Corp., 3.95%, due 11/15/05 (Commercial Paper)	2,995,391
3,000,000	General Electric Capital Corp., 3.96%, due 11/18/05 (Commercial Paper)	2,994,390
4,000,000	HSBC Finance Corp., 3.83%, due 11/07/05 (Commercial Paper)	3,997,447
719	Investors Bank & Trust Depository Reserve, 2.76%	719
350,000	Rabobank USA Finance Corp., 4.02%, due 11/01/05 (Commercial Paper)	350,000
10,000,000	Toyota Motor Credit Corp., 3.81%, due 11/10/05 (Commercial Paper)	9,990,475
8,443,000	UBS Finance Delaware LLC, 3.805%, due 11/07/05 (Commercial Paper)	8,437,646
500,000	UBS Finance Delaware LLC, 3.96%, due 11/04/05 (Commercial Paper)	499,835
	Total Short-Term Investments (Cost: $30,463,693) (8.1%)	30,463,693
	Total Investments (Cost: $380,069,301) (100.0%)	374,296,627
	Liabilities in Excess of Other Assets (0.0%)	(74,118)
	Net Assets (100.0%)	$374,222,509

Notes to the Schedule of Investments:

I/F  -   Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O  -   Interest Only Security.

P/O  -   Principal Only Security.

PAC  -   Planned Amortization Class.

TAC  -   Target Amortization Class.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Total Return Bond Fund

Investments by Industry*

Industry	Percentage of Net Assets
Banking & Financial Services	17.1%
U.S. Government Securities	74.8
Short-Term Investments	8.1
Total	100.0%

*  These classifications are unaudited.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

Statements of Assets and Liabilities  October 31, 2005

	TCW Galileo Money Market Fund		TCW Galileo Core Fixed Income Fund		TCW Galileo High Yield Bond Fund	TCW Galileo Short Term Bond Fund	TCW Galileo Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)(3)	$605,817		$60,298		$216,076	$71,753	$374,297
Cash	—		—		—	—	—
Foreign Currency, at Value	—		3,267	(5)	—	—	—
Receivables for Securities Sold	—		1,910		846	222	329
Receivables for Fund Shares Sold	—		20		89	—	452
Interest Receivable	1,932		473		3,925	240	1,485
Total Assets	607,749		65,968		220,936	72,215	376,563
LIABILITIES
Distribution Payable	1,609		338		1,319	171	1,825
Payables for Securities Purchased	—		2,095		2,100	—	—
Payables for Fund Shares Redeemed	—		11		48	—	266
Payables Upon Return of Securities Loaned	—		2,015		30,133	—	—
Payable for Premium on Purchased Options	—		28		—	—	—
Accrued Management Fees	117		23		127	22	96
Accrued Directors' Fees and Expenses	7		7		7	7	7
Accrued Compliance Expense	—	(2)	—	(2)	1	— (2)	— (2)
Other Accrued Expenses	130		74		73	46	146
Total Liabilities	1,863		4,591		33,808	246	2,340
NET ASSETS	$605,886		$61,377		$187,128	$71,969	$374,223
NET ASSETS CONSIST OF:
Paid-in Capital	$605,554		$63,502		$239,941	$72,416	$379,754
Undistributed (Accumulated) Net Realized Gain (Loss) on Investments and Foreign Currency	—		(2,001)		(49,564)	(178)	(234)
Unrealized (Depreciation) on Investments, Foreign Currency and Currency Contracts	—		(1,006)		(3,384)	(391)	(5,773)
Undistributed Net Investment Income	332		882		135	122	476
NET ASSETS	$605,886		$61,377		$187,128	$71,969	$374,223
NET ASSETS ATTRIBUTABLE TO:
I Class Shares	$605,886		$43,945		$146,266	$71,969	$220,671
N Class Shares					$17,432	$40,862	$153,552
CAPITAL SHARES OUTSTANDING:
I Class	605,885,991		4,533,577		21,421,692	7,620,454	23,480,530
N Class			1,781,960		5,948,275		15,786,285
NET ASSET VALUE PER SHARE (4):
I Class	$1.00		$9.69		$6.83	$9.44	$9.40
N Class					$9.78	$6.87	$9.73

(1)  The identified cost for the TCW Galileo Money Market Fund, the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Short Term Bond Fund and the TCW Galileo Total Return Bond Fund at October 31, 2005 was $605,817, $61,101, $219,460, $72,144 and $380,069, respectively.

(2)  Amount rounds to less than $1.

(3)  The market value of securities lent for the TCW Galileo Core Fixed Income Fund and the TCW Galileo High Yield Bond Fund at October 31, 2005 was $1,948 and $28,677, respectively.

(4)  Represents offering price and redemption price per share.

(5)  The identified cost for the foreign currency on the TCW Core Fixed Income Fund at October 31, 2005 was $3,470.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

Statements of Operations  Year Ended October 31, 2005

	TCW Galileo Money Market Fund	TCW Galileo Core Fixed Income Fund	TCW Galileo High Yield Bond Fund	TCW Galileo Short Term Bond Fund	TCW Galileo Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$15,555	$2,821	$19,997	$1,414	$16,773
Net Security Lending Income (1)	—	7	239	—	—
Total	15,555	2,828	20,236	1,414	16,773
Expenses:
Management Fees	1,361	240	1,851	207	1,515
Accounting Service Fees	88	12	41	6	50
Administration Fees	154	50	74	15	88
Transfer Agent Fees:
I Class	38	30	37	30	66
N Class	—	34	44	—	83
Custodian Fees	28	37	22	9	21
Professional Fees	72	39	51	30	61
Directors' Fees & Expenses	15	15	14	14	14
Registration Fees:
I Class	28	23	17	15	27
N Class	—	11	11	—	18
Distribution Fees:
N Class	—	43	103	—	277
Compliance Expense	1	— (2)	2	— (2)	1
Other	61	19	63	5	45
Total	1,846	553	2,330	331	2,266
Less Expenses Borne by Investment Advisor:
I Class	—	—	—	62	382
N Class	—	17	3	—	219
Net Expenses	1,846	536	2,327	269	1,665
Net Investment Income	13,709	2,292	17,909	1,145	15,108
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investments	—	1,255	7,974	2	(1)
Foreign Currency	—	9	—	—	—
Change in Unrealized (Depreciation) on:
Investments	—	(3,141)	(18,430)	(443)	(9,189)
Foreign Currency and Currency Contracts	—	(312)	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	—	(2,189)	(10,456)	(441)	(9,190)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,709	$103	$7,453	$704	$5,918

(1)  Net of broker fees.

(2)  Amount rounds to less than $1.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

Statements of Changes in Net Assets

	TCW Galileo Money Market Fund		TCW Galileo Core Fixed Income Fund
	Year Ended October 31,		Year Ended October 31,
	2005	2004	2005	2004
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$13,709	$4,010	$2,292	$2,655
Net Realized Gain on Investments and Foreign Currency Transactions	—	—	1,264	1,015
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	—	—	(3,453)	82
Increase in Net Assets Resulting from Operations	13,709	4,010	103	3,752
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(13,709)	(4,010)	(2,195)	(2,163)
N Class	—	—	(818)	(691)
Total Distributions to Shareholders	(13,709)	(4,010)	(3,013)	(2,854)
NET CAPITAL SHARE TRANSACTIONS
I Class	92,296	134,511	3,359	(7,722)
N Class	—	—	1,621	1,005
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	92,296	134,511	4,980	(6,717)
Increase (Decrease) in Net Assets	92,296	134,511	2,070	(5,819)
NET ASSETS
Beginning of Year	513,590	379,079	59,307	65,126
End of Year	$605,886	$513,590	$61,377	$59,307

Undistributed Net Investment Income	$332	$332	$882	$885

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

Statements of Changes in Net Assets

	TCW Galileo High Yield Bond Fund		TCW Galileo Short Term Bond Fund		TCW Galileo Total Return Bond Fund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
	2005	2004	2005	2004	2005	2004
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$17,909	$23,342	$1,145	$365	$15,108	$10,112
Net Realized Gain (Loss) on Investments	7,974	12,055	2	(7)	(1)	250
Change in Unrealized Appreciation (Depreciation) on Investments	(18,430)	2,427	(443)	44	(9,189)	2,108
Increase in Net Assets Resulting from Operations	7,453	37,824	704	402	5,918	12,470
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(15,542)	(20,475)	(1,130)	(348)	(9,548)	(7,866)
N Class	(2,964)	(3,461)	—	—	(5,124)	(2,636)
Total Distributions to Shareholders	(18,506)	(23,936)	(1,130)	(348)	(14,672)	(10,502)
NET CAPITAL SHARE TRANSACTIONS
I Class	(102,769)	(36,726)	54,886	(1,463)	54,214	26,167
N Class	(11,829)	(20,123)	—	—	84,515	26,124
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(114,598)	(56,849)	54,886	(1,463)	138,729	52,291
Increase (Decrease) in Net Assets	(125,651)	(42,961)	54,460	(1,409)	129,975	54,259
NET ASSETS
Beginning of Year	312,779	355,740	17,509	18,918	244,248	189,989
End of Year	$187,128	$312,779	$71,969	$17,509	$374,223	$244,248
Undistributed Net Investment Income	$135	$—	$122	$95	$476	$—

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

Notes to Financial Statements  October 31, 2005

Note 1 — Organization

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the funds that are covered in this report ("U.S. Fixed Income Funds"):

TCW Galileo Fund	Investment Objective
Diversified Money Market Fund

TCW Galileo Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Galileo Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW Galileo High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as "junk" bonds.

TCW Galileo Short Term Bond Fund	Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

TCW Galileo Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

The TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund and the TCW Galileo Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Galileo Money Market Fund and the TCW Galileo Short Term Bond Fund offer only the I Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the U.S. Fixed Income Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares on each business day as of 9:00 a.m. Pacific Standard/Daylight Time for the TCW Galileo Money Market Fund and as of 1:00 p.m. Pacific Standard/Daylight Time for the other funds.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

For Funds other than the TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which it invests. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

  October 31, 2005

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the year ended October 31, 2005.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements: All Fixed Income Funds, except for the TCW Galileo High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at October 31, 2005.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class.

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Distributions: Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income, and/or undistributed accumulated realized gain (loss). Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at October 31, 2005. The loans were collateralized with cash which were invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statements of Operations (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Galileo Core Fixed Income Fund	$1,948	$2,015
TCW Galileo High Yield Bond Fund	28,677	30,133

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

For the year ended October 31, 2004, the fund below realized on a tax basis the following net realized loss on security transactions (amounts in thousands):

Net Realized Loss
2004
TCW Galileo Short Term Bond Fund	$85

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

  October 31, 2005

At October 31, 2005 and 2004, the components of distributable earnings (excluding unrealized depreciation disclosed below) on a tax basis were as follows (amounts in thousands):

	TCW Galileo Money Market Fund		TCW Galileo Core Fixed Income Fund		TCW Galileo High Yield Bond Fund
	2005	2004	2005	2004	2005	2004
Undistributed Ordinary Income	$332	$332	$882	$885	$135	$—
Undistributed Long-Term Gain	—	—	—	—	—	—
Total Distributable Earnings	$332	$332	$882	$885	$135	$—

	TCW Galileo Short Term Bond Fund		TCW Galileo Total Return Bond Fund
	2005	2004	2005	2004
Undistributed Ordinary Income	$122	$95	$476	$—
Undistributed Long-Term Gain	—	—	—	—
Total Distributable Earnings	$122	$95	$476	$—

Permanent differences incurred during the year ended October 31, 2005, resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income, undistributed or accumulated net realized gain(loss) and paid-in capital as follows with no impact to the net asset value per share (amounts in thousands). In addition, the TCW Galileo Core Fixed Income Fund reclassified $7 between paid-in capital and undistributed net investment income due to non-deductible excise taxes paid by the fund.

	Undistributed Net Investment Income	Undistributed/ Accumulated Net Realized Gain (Loss)	Paid-in Capital
TCW Galileo Core Fixed Income Fund	$718	$(713)	$(5)
TCW Galileo High Yield Bond Fund	732	(732)	—
TCW Galileo Short Term Bond Fund	12	74	(86)
TCW Galileo Total Return Bond Fund	40	—	(40)

During the years ended October 31, 2005 and 2004, the tax character of distributions paid was as follows (amounts in thousands):

	TCW Galileo Money Market Fund		TCW Galileo Core Fixed Income Fund		TCW Galileo High Yield Bond Fund
	2005	2004	2005	2004	2005	2004
Distributions paid from:
Ordinary Income	$13,709	$4,010	$3,013	$2,854	$18,506	$23,936
Long-Term Capital Gain	—	—	—	—	—	—
Total Distributions	$13,709	$4,010	$3,013	$2,854	$18,506	$23,936

	TCW Galileo Short Term Bond Fund		TCW Galileo Total Return Bond Fund
	2005	2004	2005	2004
Distributions paid from:
Ordinary Income	$1,130	$348	$14,672	$10,502
Return of Capital	—	—	—	—
Total Distributions	$1,130	$348	$14,672	$10,502

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

Notes to Financial Statements (Continued)

Note 4 — Federal Income Taxes (Continued)

At October 31, 2005, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Galileo Core Fixed Income Fund	TCW Galileo High Yield Bond Fund	TCW Galileo Short Term Bond Fund	TCW Galileo Total Return Bond Fund
Unrealized Appreciation	$312	$2,450	$107	$1,923
Unrealized (Depreciation)	(1,368)	(6,280)	(498)	(7,696)
Net Unrealized Depreciation	$(1,056)	$(3,830)	$(391)	$(5,773)
Cost of Investments for Federal Income Tax Purposes	$64,621	$219,905	$72,144	$380,069

At October 31, 2005, the following funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

	Expiring In
	2006	2007	2008	2009	2010	2011	2012
TCW Galileo Core Fixed Income Fund	$—	$1,370	$329	$253	$—	$—	$—
TCW Galileo High Yield Bond Fund	—	—	—	22,070	27,048	—	—
TCW Galileo Short Term Bond Fund	14	1	78	—	—	—	85
TCW Galileo Total Return Bond Fund	—	—	234	—	—	—	—

Note 5 — Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Money Market Fund	0.25%
TCW Galileo Core Fixed Income Fund	0.40%
TCW Galileo High Yield Bond Fund	0.75%
TCW Galileo Short Term Bond Fund	0.50%*
TCW Galileo Total Return Bond Fund	0.50%

In addition to the management fees, the Funds reimburse, with approval by the Funds' Board of Directors, a portion of the Advisor costs associated in support of the Funds' Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and is included on the Statements of Operations.

*  The Advisor waived 0.15% of the management fee for the year ended October 31, 2005.

The operating expenses of the TCW Galileo Money Market Fund, the TCW Galileo Total Return Bond Fund — I Class, and the TCW Galileo Total Return Bond Fund — N Class are limited to 0.40%, 0.44% and 0.74%, respectively, of the fund/class daily net assets. The operating expenses (each share class) of the other funds are limited to the average of the total expense ratios of comparable funds as reported by Lipper, Inc. ("Lipper Average"), which is subject to change on a monthly basis. These expense limitations are voluntary and are terminable on a six months notice. At October 31, 2005, the average expense ratios reported by Lipper, Inc. as they relate to the funds were:

TCW Galileo Core Fixed Income Fund	1.10%
TCW Galileo High Yield Bond Fund	1.20%
TCW Galileo Short Term Bond Fund	1.00%

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

  October 31, 2005

The amount borne by the Advisor when the operating expenses of a fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years. The Advisor can recapture expenses only within a given fiscal year for that year's operating expenses.

Note 6 — Distribution Plan

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 2005, were as follows (amounts in thousands):

	TCW Galileo Core Fixed Income Fund	TCW Galileo High Yield Bond Fund	TCW Galileo Short Term Bond Fund	TCW Galileo Total Return Bond Fund
Purchases at Cost	$9,374	$219,307	$7,694	$60,765

Sales or Maturity Proceeds	$16,308	$331,825	$899	$11,039

U.S. Government Purchases at Cost	$43,094	$11,999	$60,220	$129,375

U.S. Government Sales or Maturity Proceeds	$34,089	$12,455	$13,764	$56,899

Note 8 — Capital Share Transactions

The Company's Articles of Incorporation permit the Board of Directors to issue one hundred sixty-two billion shares of capital stock with a par value of $0.001 per share. Transactions in each fund's shares were as follows:

TCW Galileo Money Market Fund	Year Ended October 31, 2005		Year Ended October 31, 2004
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	5,071,539,151	$5,071,540	3,158,741,687	$3,158,742
Shares Issued upon Reinvestment of Dividends	7,514,067	7,514	2,281,008	2,281
Shares Redeemed	(4,986,757,726)	(4,986,758)	(3,026,511,438)	(3,026,512)
Net Increase	92,295,492	$92,296	134,511,257	$134,511
TCW Galileo Core Fixed Income Fund	Year Ended October 31, 2005		Year Ended October 31, 2004
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,822,879	$18,290	739,904	$7,495
Shares Issued upon Reinvestment of Dividends	156,122	1,565	159,238	1,600
Shares Redeemed	(1,641,736)	(16,496)	(1,677,765)	(16,817)
Net Increase (Decrease)	337,265	$3,359	(778,623)	$(7,722)

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

Notes to Financial Statements (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Galileo Core Fixed Income Fund	Year Ended October 31, 2005		Year Ended October 31, 2004
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	133,434	$1,352	35,706	$363
Shares Issued upon Reinvestment of Dividends	77,187	781	68,608	694
Shares Redeemed	(50,922)	(512)	(5,119)	(52)
Net Increase	159,699	$1,621	99,195	$1,005
TCW Galileo High Yield Bond Fund	Year Ended October 31, 2005		Year Ended October 31, 2004
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	17,031,247	$122,051	27,397,931	$196,739
Shares Issued upon Reinvestment of Dividends	1,867,834	13,345	2,363,726	16,893
Shares Redeemed	(33,173,206)	(238,165)	(34,660,744)	(250,358)
Net (Decrease)	(14,274,125)	$(102,769)	(4,899,087)	$(36,726)
TCW Galileo High Yield Bond Fund	Year Ended October 31, 2005		Year Ended October 31, 2004
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	8,343,729	$58,454	13,145,520	$95,143
Shares Issued upon Reinvestment of Dividends	406,682	2,910	476,825	3,432
Shares Redeemed	(10,141,806)	(73,193)	(16,194,898)	(118,698)
Net (Decrease)	(1,391,395)	$(11,829)	(2,572,553)	$(20,123)
TCW Galileo Short Term Bond Fund	Year Ended October 31, 2005		Year Ended October 31, 2004
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	6,130,004	$58,174	679,764	$6,480
Shares Issued upon Reinvestment of Dividends	101,765	963	33,605	320
Shares Redeemed	(447,810)	(4,251)	(867,857)	(8,263)
Net Increase (Decrease)	5,783,959	$54,886	(154,488)	$(1,463)
TCW Galileo Total Return Bond Fund	Year Ended October 31, 2005		Year Ended October 31, 2004
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	9,674,408	$92,678	5,465,516	$52,251
Shares Issued upon Reinvestment of Dividends	846,687	8,094	785,032	7,497
Shares Redeemed	(4,863,930)	(46,558)	(3,509,014)	(33,581)
Net Increase	5,657,165	$54,214	2,741,534	$26,167

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

  October 31, 2005

TCW Galileo Total Return Bond Fund	Year Ended October 31, 2005		Year Ended October 31, 2004
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	11,435,719	$113,475	4,933,420	$48,709
Shares Issued upon Reinvestment of Dividends	454,104	4,489	261,301	2,572
Shares Redeemed	(3,382,337)	(33,449)	(2,549,267)	(25,157)
Net Increase	8,507,486	$84,515	2,645,454	$26,124

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at October 31, 2005.

TCW Galileo Money Market Fund

Financial Highlights — I Class

	Year Ended October 31,
	2005	2004	2003		2002		2001
Net Asset Value per Share, Beginning of Year	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net Investment Income (2)	0.0252	0.0091	0.0100		0.0170		0.0450
Less Distributions:
Distributions from Net Investment Income	(0.0252)	(0.0091)	(0.0100)		(0.0170)		(0.0450)
Net Asset Value per Share, End of Year	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return	2.53%	0.91%	1.00%		1.74%		4.64%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$605,886	$513,590	$379,079		$514,817		$328,757
Ratio of Expenses to Average Net Assets	0.34%	0.35%	0.37	% (1)	0.35	% (1)	0.37	% (1)
Ratio of Net Investment Income to Average Net Assets	2.52%	0.91%	1.00%		1.70%		4.46%

(1)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to 0.40% of net assets. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.37% (the reimbursement is less than 0.01%), 0.35% (the reimbursement is less than 0.01%), and 0.38% for the years ended October 31, 2003, 2002 and 2001, respectively.

(2)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Galileo Core Fixed Income Fund

Financial Highlights — I Class

	Year Ended October 31,
	2005	2004	2003	2002 (1)	2001
Net Asset Value per Share, Beginning of Year	$10.17	$10.00	$9.67	$9.63	$9.23
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.39	0.43	0.46	0.50	0.57
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)	0.21	0.38	0.03	0.42
Total from Investment Operations	0.03	0.64	0.84	0.53	0.99
Less Distributions:
Distributions from Net Investment Income	(0.51)	(0.47)	(0.51)	(0.49)	(0.59)
Net Asset Value per Share, End of Year	$9.69	$10.17	$10.00	$9.67	$9.63
Total Return	0.26%	6.57%	8.82%	5.71%	11.01%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$43,945	$42,674	$49,770	$56,851	$63,262
Ratio of Expenses to Average Net Assets	0.81%	0.81%	0.84%	0.79%	0.73%
Ratio of Net Investment Income to Average Net Assets	3.90%	4.23%	4.65%	5.20%	6.07%
Portfolio Turnover Rate	97.60%	73.55%	127.30%	119.71%	92.81%

(1)  Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by less than $0.01, increase net realized gains and losses per share by less than $0.01 and decrease the ratio of net investment income to average net assets from 5.21% to 5.20%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Galileo Core Fixed Income Fund

Financial Highlights — N Class

	Year Ended October 31,
	2005	2004	2003	2002 (2)	2001
Net Asset Value per Share, Beginning of Year	$10.25	$10.08	$9.73	$9.69	$9.32
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.37	0.43	0.43	0.48	0.52
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)	0.18	0.40	0.05	0.46
Total from Investment Operations	0.01	0.61	0.83	0.53	0.98
Less Distributions:
Distributions from Net Investment Income	(0.48)	(0.44)	(0.48)	(0.49)	(0.61)
Net Asset Value per Share, End of Year	$9.78	$10.25	$10.08	$9.73	$9.69
Total Return	0.01%	6.19%	8.69%	5.78%	10.75%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$17,432	$16,633	$15,356	$4,756	$3,944
Ratio of Expenses to Average Net Assets (1)	1.10%	1.10%	1.06%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	3.61%	4.23%	4.29%	4.98%	5.44%
Portfolio Turnover Rate	97.60%	73.55%	127.30%	119.71%	92.81%

(1)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.20%, 1.25%, 1.65%, 1.75% and 8.35% for the years ended October 31, 2005, 2004, 2003, 2002 and 2001, respectively.

(2)  Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by less than $0.01, increase net realized gains and losses per share by less than $0.01 and decrease the ratio of net investment income to average net assets by less than 0.01%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Galileo High Yield Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2005	2004	2003	2002 (1)	2001
Net Asset Value per Share, Beginning of Year	$7.26	$7.03	$6.17	$6.94	$7.82
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.52	0.54	0.58	0.62	0.74
Net Realized and Unrealized Gain (Loss) on Investments	(0.39)	0.26	0.88	(0.74)	(0.83)
Total from Investment Operations	0.13	0.80	1.46	(0.12)	(0.09)
Less Distributions:
Distributions from Net Investment Income	(0.56)	(0.57)	(0.60)	(0.65)	(0.79)
Net Asset Value per Share, End of Year	$6.83	$7.26	$7.03	$6.17	$6.94
Total Return	1.74%	11.77%	24.53%	(2.23)%	(1.39)%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$146,266	$259,228	$285,435	$277,422	$246,623
Ratio of Expenses to Average Net Assets	0.88%	0.90%	0.89%	0.88%	0.91%
Ratio of Net Investment Income to Average Net Assets	7.26%	7.56%	8.67%	9.02%	9.93%
Portfolio Turnover Rate	97.52%	99.77%	146.65%	55.18%	78.35%

(1)  Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $0.01, decrease net realized gains and losses per share by less than $0.01, and increase the ratio of net investment income to average net assets from 8.99% to 9.02%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Galileo High Yield Bond Fund

Financial Highlights — N Class

	Year Ended October 31,
	2005	2004	2003	2002 (2)	2001
Net Asset Value per Share, Beginning of Year	$7.30	$7.09	$6.21	$7.01	$7.90
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.52	0.55	0.56	0.57	0.72
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)	0.23	0.89	(0.72)	(0.82)
Total from Investment Operations	0.09	0.78	1.45	(0.15)	(0.10)
Less Distributions:
Distributions from Net Investment Income	(0.52)	(0.57)	(0.57)	(0.65)	(0.79)
Net Asset Value per Share, End of Year	$6.87	$7.30	$7.09	$6.21	$7.01
Total Return	1.21%	11.42%	24.08%	(2.66)%	(1.51)%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$40,862	$53,551	$70,305	$27,502	$8,546
Ratio of Expenses to Average Net Assets (1)	1.24%	1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment Income to Average Net Assets	7.25%	7.56%	8.15%	8.32%	9.88%
Portfolio Turnover Rate	97.52%	99.77%	146.65%	55.18%	78.35%

(1)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.25%, 1.32%, 1.33%, 1.57%, and 3.37% for the years ended October 31, 2005, 2004, 2003, 2002, and 2001, respectively.

(2)  Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $0.01, decrease net realized gains and losses per share by less than $0.01, and increase the ratio of net investment income to average net assets from 8.29% to 8.32%. Per shares and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Galileo Short Term Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value per Share, Beginning of Year	$9.53	$9.50	$9.69	$9.83	$9.60
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.26	0.19	0.19	0.35	0.59
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)	0.02	(0.07)	(0.10)	0.18
Total from Investment Operations	0.15	0.21	0.12	0.25	0.77
Less Distributions:
Distributions from Net Investment Income	(0.24)	(0.18)	(0.31)	(0.39)	(0.54)
Net Asset Value per Share, End of Year	$9.44	$9.53	$9.50	$9.69	$9.83
Total Return	1.55%	2.26%	1.27%	2.64%	8.16%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$71,969	$17,509	$18,918	$20,205	$54,351
Ratio of Expenses to Average Net Assets (2)	0.65%	0.95%	1.00%	1.00%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.76%	1.98%	1.93%	3.56%	6.01%
Portfolio Turnover Rate	38.30%	44.05%	91.01%	107.51%	37.69%

(1)  Computed using average shares outstanding throughout the period.

(2)  The Investment Advisor paid the operating expenses of the Fund or waived a portion of the management fee as discussed in Note 5, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.80%, 1.10%, 1.20%, 1.17% and 0.79% for the years ended October 31, 2005, 2004, 2003, 2002 and 2001, respectively.

See accompanying notes to financial statements.

TCW Galileo Total Return Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2005		2004		2003		2002	2001
Net Asset Value per Share, Beginning of Year	$9.64		$9.57		$9.95		$9.81	$9.07
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.49		0.45		0.57		0.76	0.60
Net Realized and Unrealized Gain (Loss) on Investments	(0.26)		0.11		(0.26)		0.13	0.71
Total from Investment Operations	0.23		0.56		0.31		0.89	1.31
Less Distributions:
Distributions from Net Investment Income	(0.47)		(0.49)		(0.69)		(0.75)	(0.57)
Net Asset Value per Share, End of Year	$9.40		$9.64		$9.57		$9.95	$9.81
Total Return	2.37%		5.99%		3.14%		9.43%	14.78%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$220,671		$171,790		$144,345		$134,474	$89,096
Ratio of Expenses to Average Net Assets	0.44	% (1)	0.44	% (1)	0.51	% (1)	0.70%	0.74%
Ratio of Net Investment Income to Average Net Assets	5.12%		4.73%		5.76%		7.78%	6.31%
Portfolio Turnover Rate	24.39%		32.82%		59.84%		25.89%	11.26%

(1)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund. The expense limitation for the I Class is 0.44% of the class' daily net assets which came into effect on March 1, 2003. Prior to this date, the expense limitation was the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.64%, 0.67% and 0.69% for the years ended October 31, 2005, 2004 and 2003, respectively.

(2)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Galileo Total Return Bond Fund

Financial Highlights — N Class

	Year Ended October 31,
	2005	2004	2003	2002	2001
Net Asset Value per Share, Beginning of Year	$9.95	$9.85	$10.22	$10.06	$9.33
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.47	0.47	0.55	0.79	0.60
Net Realized and Unrealized Gain (Loss) on Investments	(0.26)	0.07	(0.27)	0.12	0.71
Total from Investment Operations	0.21	0.54	0.28	0.91	1.31
Less Distributions:
Distributions from Net Investment Income	(0.43)	(0.44)	(0.65)	(0.75)	(0.58)
Net Asset Value per Share, End of Year	$9.73	$9.95	$9.85	$10.22	$10.06
Total Return	2.14%	5.62%	2.76%	9.40%	14.45%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$153,552	$72,458	$45,644	$34,589	$568
Ratio of Expenses to Average Net Assets (1)	0.74%	0.74%	0.82%	1.00%	1.01%
Ratio of Net Investment Income to Average Net Assets	4.75%	4.75%	5.43%	7.76%	6.08%
Portfolio Turnover Rate	24.39%	32.82%	59.84%	25.89%	11.26%

(1)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund. The expense limitation for the N Class is 0.74% of the class' daily net assets which came into effect on March 1, 2003. Prior to this date, the expense limitation was the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.94%, 1.04%, 1.04%, 1.44% and 13.28% for the years ended October 31, 2005, 2004, 2003, 2002 and 2001, respectively.

(2)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of TCW Galileo Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Money Market Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Short Term Bond Fund, and TCW Galileo Total Return Bond Fund (the "TCW Galileo U.S. Fixed Income Funds") (five of twenty-four funds comprising the TCW Galileo Funds, Inc.) as of October 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the TCW Galileo U.S. Fixed Income Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The TCW Galileo U.S. Fixed Income Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the TCW Galileo U.S. Fixed Income Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW Galileo U.S. Fixed Income Funds as of October 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

December 23, 2005
Los Angeles, California

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

Shareholder Expenses (Unaudited)  October 31, 2005

As a shareholder of a TCW Galileo Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Galileo Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

Actual Expenses The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Galileo Funds, Inc.	Beginning Account Value May 1, 2005	Ending Account Value October 31, 2005	Annualized Expense Ratio	Expenses Paid During Period (May 1, 2005 to October 31, 2005)
TCW Galileo Money Market Fund
I Class Shares
Actual	$1,000.00	$1,015.22	0.34%	$1.73
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.34%	1.73
TCW Galileo Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$994.73	0.85%	$4.27
Hypothetical (5% return before expenses)	1,000.00	1,020.90	0.85%	4.33
N Class Shares
Actual	$1,000.00	$993.79	1.10%	$5.53
Hypothetical (5% return before expenses)	1,000.00	1,019.70	1.10%	5.60
TCW Galileo High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,035.71	0.89%	$4.57
Hypothetical (5% return before expenses)	1,000.00	1,020.70	0.89%	4.53
N Class Shares
Actual	$1,000.00	$1,033.35	1.20%	$6.15
Hypothetical (5% return before expenses)	1,000.00	1,019.20	1.20%	6.11
TCW Galileo Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,010.88	0.57%	$2.89
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.57%	2.91

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Galileo Funds, Inc.	Beginning Account Value May 1, 2005	Ending Account Value October 31, 2005	Annualized Expense Ratio	Expenses Paid During Period (May 1, 2005 to October 31, 2005)
TCW Galileo Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,009.36	0.44%	$2.23
Hypothetical (5% return before expenses)	1,000.00	1,023.00	0.44%	2.24
N Class Shares
Actual	$1,000.00	$1,007.52	0.74%	$3.74
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.74%	3.77

U.S. FIXED INCOME

TCW Galileo Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

TCW Galileo Funds, Inc.

Directors and Officers of the Company

A board of eight directors is responsible for overseeing the operations of the 24 Galileo Funds. The directors of the Funds, and their business addresses and their principal occupations for the last five years are set forth below.

Independent Directors

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Samuel P. Bell (69) c/o Paul Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Bell has served as a director of TCW Galileo Funds, Inc. since October 2002.	Private Investor. Former President, Los Angeles Business Advisors (not-for-profit organization). Prior to 1996, Mr. Bell served as the Area Managing Partner of Ernst & Young LLP for the Pacific Southwest Area.	Point 360 (audio visual services), Broadway National Bank (banking), TCW Convertible Securities Fund, Inc. (closed-end fund).

Richard W. Call (81) 496 Prospect Terrace Pasadena, CA 91103	Mr. Call has served as a director of TCW Galileo Funds, Inc. since February 1994.	Private Investor. Former President of The Seaver Institute (a private foundation).	TCW Convertible Securities Fund, Inc. (closed-end fund).

Matthew K. Fong (51) Strategic Advisory Group 556 S. Fair Oaks Avenue Pasadena, CA 91105	Mr. Fong has served as a director of TCW Galileo Funds, Inc. since April 1999.	President, Strategic Advisory Group, Of Counsel Sheppard, Mullin, Richter & Hamilton (law firm) since 1999. From 1995 to 1998, Mr. Fong served as Treasurer of the State of California.	Seismic Warning Systems, Inc., Viata Inc. (home entertainment products), Zero Stage Capital (private equity fund) and TCW Convertible Securities Funds, Inc. (closed-end fund).

John A. Gavin (74) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Gavin has served as a director of TCW Galileo Funds, Inc., since May 2001.	Founder and Chairman of Gamma Holdings (international capital consulting firm).	Causeway Capital (investment advisor), TCW Convertible Securities Fund, Inc. (closed-end fund), and Hotchkis and Wiley Funds (mutual funds).

Patrick C. Haden (52) 300 South Grand Avenue Los Angeles, CA 90071 Chairman	Mr. Haden has served as a director of TCW Galileo Funds, Inc. since May 2001.	General Partner, Riordan, Lewis & Haden (private equity firm).	Indy Mac Mortgage Holdings (mortgage banking), Tetra Tech, Inc. (environmental consulting), and TCW Convertible Securities Fund, Inc. (closed-end fund).

Charles A. Parker (71) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Parker has served as a director since April 2003.	Private Investor.	Horace Mann Educators Corp., trustee of the Burridge Center for Research in Security Prices (University of Colorado), Amerindo Funds (mutual fund), and TCW Convertible Securities Fund, Inc. (closed-end fund).

TCW Galileo Funds, Inc.

Interested Directors

Each of these directors are "interested persons" of TCW Galileo Funds, Inc. ("Company") as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Marc I. Stern (61) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Stern has served as a director since inception of TCW Galileo Funds, Inc. in September 1992.	Vice Chairman, The TCW Group, Inc., the Advisor, TCW Asset Management Company, and Trust Company of the West.	Qualcomm Incorporated (wireless communications).

Thomas E. Larkin, Jr. (66) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Larkin has served as a director since inception of TCW Galileo Funds, Inc., in September 1992.	Vice Chairman, The TCW Group, Inc., the Advisor, TCW Asset Management Company and Trust Company of the West.	None

The officers of the Company who are not directors of the Company are:

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years (1)
Alvin R. Albe, Jr. (52)*	President and Chief Executive Officer	President and Director, the Advisor, Executive Vice President and Director of TCW Asset Management Company and Trust Company of the West; Executive Vice President, The TCW Group, Inc., and President and Chief Executive Officer, TCW Convertible Securities Fund, Inc.

Michael E. Cahill (54)*	Senior Vice President, General Counsel and Assistant Secretary	Group Managing Director, General Counsel and Secretary, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Director, TCW Asset Management Company and General Counsel, TCW Convertible Securities Fund, Inc.

Charles W. Baldiswieler (47)*	Senior Vice President	Group Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company; Director, TCW Asset Management Company.

Hilary G.D. Lord (49)*	Senior Vice President and Chief Compliance Officer	Managing Director and Chief Compliance Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Senior Vice President and Chief Compliance Officer, TCW Convertible Securities Fund, Inc.

Dennis J. McCarthy (48)*	Senior Vice President	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

TCW Galileo Funds, Inc.

Directors and Officers of the Company (Continued)

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years (1)
Ronald R. Redell (34)*	Senior Vice President	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Philip K. Holl (55)*	Secretary and Associate General Counsel	Senior Vice President and Associate General Counsel, the Advisor, Trust Company of the West and TCW Asset Management Company; Secretary, TCW Convertible Securities Fund, Inc.

David S. DeVito (42)*	Treasurer and Chief Financial Officer	Managing Director and Chief Financial Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Director, TCW Asset Management Company; Treasurer and Chief Financial Officer, TCW Convertible Securities Fund, Inc.

George N. Winn (37)*	Assistant Treasurer	Senior Vice President, the Advisor, Trust Company of the West and TCW Asset Management Company.

  (1)  Positions with The TCW Group, Inc. and its affiliates may have changed over time.

  *  Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017

The SAI (Statement of Additional Information) has additional information regarding the Board of Trustees. A copy is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy or by going to the SEC website at http://www.sec.gov.

Shareholder Information

Directors and Officers

Patrick C. Haden
Director and Chairman of the Board

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Thomas E. Larkin, Jr.
Director

Charles A. Parker
Director

Marc I. Stern
Director

Alvin R. Albe, Jr.
President and Chief Executive Officer

Charles W. Baldiswieler
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Dennis J. McCarthy
Senior Vice President

Ronald R. Redell
Senior Vice President

Philip K. Holl
Secretary and Associate General Counsel

Hilary G.D. Lord
Senior Vice President and Chief Compliance Officer

David S. DeVito
Treasurer and Chief Financial Officer

George N. Winn
Assistant Treasurer

Investment Advisor

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(800) FUND-TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

Independent Auditors

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

Custodian & Administrator

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Distributor

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017

Item 2.       Code of Ethics.  The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions.  The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

Item 3.       Audit Committee Financial Expert.  The registrant has an audit committee financial expert, Samuel P. Bell, who is independent of management serving on its audit committee.

Item 4.       Principal Accountant Fees and Services.

(a) Audit Fees Paid by Registrant

2004	2005

$524,472	$487,350

(b) Audit-Related Fees Paid by Registrant

2004	2005

0	0

(c) Tax Fees Paid by Registrant

2004	2005

$127,885	$124,118

Fees were for the preparation and filing of the registrant’s corporate returns.

(d) All Other Fees Paid by Registrant

2004	2005

$71,805	$61,696.00

Fees in 2004 were for a review of registrant’s anti-money laundering policy, review of annual post-effective amendment to registrant’s registration statement and to perform an assessment of fund share transaction activity.  Fees in 2005 were principally for a review of registrant’s anti-money laundering policy.

(e) (1) The registrant’s audit committee approves each specific service the auditor will perform for the registrant.  Accordingly, the audit committee has not established pre-approval policies or procedures for services that the auditor may perform for the registrant.

(e) (2) None.

(f) Not applicable.

(g) In addition to the non-audit fees disclosed in Items 4(c) and 4(d) above, $36,750.00, of which fifty percent was paid by registrant’s investment adviser, was billed during the 2004 fiscal year by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.  No such payments were made during the 2005 fiscal year.

(h) Not applicable.

Item 5.       Audit of Committee of Listed Registrants.  Not applicable.

Item 6.       Schedule of Investments.  Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.      Submission of Matters to a Vole of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.      Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.      Exhibits.

(a)  EX-99.CODE – Code of Ethics

(b)  EX-99.CERT – Section 302 Certifications (filed herewith).

EX-99.906CERT – Section 906 Certification (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	January 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	January 6, 2006

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	January 6, 2006